UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2020

     MFS® Global Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

LGE-SEM

MFS® Global Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020 as the coronavirus pandemic crippled the global economy for a time. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries hit early in the outbreak, has brightened the economic and market outlook during the second quarter, though a great deal of uncertainty remains on how long the aftereffects of the lockdowns will linger.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

June 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Thermo Fisher Scientific, Inc.	3.6%
Visa, Inc., “A”	3.4%
Comcast Corp., “A”	3.3%
Nestle S.A.	3.0%
Medtronic PLC	3.0%
Accenture PLC, “A”	2.7%
Schneider Electric SE	2.6%
Roche Holding AG	2.5%
Essity AB	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.3%

GICS equity sectors (g)
Health Care	21.1%
Industrials	19.0%
Consumer Staples	16.9%
Information Technology	13.5%
Financials	9.0%
Consumer Discretionary	7.9%
Communication Services	6.2%
Materials	5.3%
Real Estate	0.4%

Issuer country weightings (x)
United States	55.5%
France	11.0%
Switzerland	8.2%
United Kingdom	7.0%
Germany	4.5%
Japan	2.6%
Sweden	2.4%
Netherlands	2.3%
Canada	2.0%
Other Countries	4.5%

Currency exposure weightings (y)
United States Dollar	57.0%
Euro	20.7%
Swiss Franc	8.2%
British Pound Sterling	7.0%
Japanese Yen	2.6%
Swedish Krona	2.4%
South Korean Won	0.9%
Danish Krone	0.6%
Brazilian Real	0.2%
Other Currencies	0.4%

2

Portfolio Composition – continued

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2019 through April 30, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	1.15%	$1,000.00	$906.83	$5.45
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77
B	Actual	1.90%	$1,000.00	$903.28	$8.99
	Hypothetical (h)	1.90%	$1,000.00	$1,015.42	$9.52
C	Actual	1.90%	$1,000.00	$903.32	$8.99
	Hypothetical (h)	1.90%	$1,000.00	$1,015.42	$9.52
I	Actual	0.90%	$1,000.00	$907.83	$4.27
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52
R1	Actual	1.90%	$1,000.00	$903.50	$8.99
	Hypothetical (h)	1.90%	$1,000.00	$1,015.42	$9.52
R2	Actual	1.40%	$1,000.00	$905.61	$6.63
	Hypothetical (h)	1.40%	$1,000.00	$1,017.90	$7.02
R3	Actual	1.15%	$1,000.00	$906.81	$5.45
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77
R4	Actual	0.90%	$1,000.00	$907.90	$4.27
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52
R6	Actual	0.81%	$1,000.00	$908.28	$3.84
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

4/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.3%
Aerospace - 3.3%
Honeywell International, Inc.	422,150	$59,903,085
MTU Aero Engines Holding AG (a)	77,602	10,570,491
Raytheon Technologies Corp.	81,182	5,261,405
Rolls-Royce Holdings PLC	3,239,175	13,463,145

		$89,198,126
Airlines - 1.0%
Aena S.A. (a)	205,036	$25,951,545

Alcoholic Beverages - 5.7%
Ambev S.A.	2,138,278	$4,459,088
Carlsberg Group	123,083	15,519,927
Diageo PLC	1,727,552	59,835,924
Heineken N.V. (l)	364,457	31,000,667
Pernod Ricard S.A.	274,476	41,839,127

		$152,654,733
Apparel Manufacturers - 3.7%
Burberry Group PLC	650,938	$11,396,004
Compagnie Financiere Richemont S.A.	440,177	24,999,227
LVMH Moet Hennessy Louis Vuitton SE	160,103	61,836,955

		$98,232,186
Automotive - 0.4%
Aptiv PLC	170,627	$11,867,108

Broadcasting - 3.0%
Omnicom Group, Inc.	173,647	$9,903,088
Walt Disney Co.	463,437	50,120,712
WPP Group PLC	2,423,833	18,964,104

		$78,987,904
Brokerage & Asset Managers - 1.6%
Charles Schwab Corp.	190,396	$7,181,737
Deutsche Boerse AG	86,036	13,364,551
TD Ameritrade Holding Corp.	556,965	21,872,016

		$42,418,304
Business Services - 7.2%
Accenture PLC, “A”	386,060	$71,494,452
Adecco S.A.	244,326	10,709,591

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Brenntag AG	305,665	$13,797,126
Cognizant Technology Solutions Corp., “A”	463,254	26,877,997
Compass Group PLC	1,043,587	17,560,355
Equifax, Inc.	199,648	27,731,107
PayPal Holdings, Inc. (a)	189,340	23,288,820

		$191,459,448
Cable TV - 3.3%
Comcast Corp., “A”	2,345,886	$88,275,690

Chemicals - 2.5%
3M Co.	264,115	$40,124,351
PPG Industries, Inc.	299,352	27,190,142

		$67,314,493
Computer Software - 2.8%
Check Point Software Technologies Ltd. (a)	310,692	$32,852,572
Oracle Corp.	785,979	41,633,308

		$74,485,880
Computer Software - Systems - 0.9%
Cisco Systems, Inc.	559,696	$23,719,916

Construction - 0.5%
Otis Worldwide Corp. (a)	257,801	$13,124,649

Consumer Products - 5.7%
Colgate-Palmolive Co.	458,148	$32,194,060
Essity AB (a)	1,980,157	64,444,360
Reckitt Benckiser Group PLC	672,649	56,169,455

		$152,807,875
Electrical Equipment - 4.2%
Amphenol Corp., “A”	163,278	$14,410,916
Legrand S.A.	429,507	28,955,941
Schneider Electric SE	761,385	69,635,999

		$113,002,856
Electronics - 2.0%
Hoya Corp.	192,800	$17,619,454
Microchip Technology, Inc.	134,814	11,827,232
Samsung Electronics Co. Ltd.	561,664	23,144,549

		$52,591,235

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 5.5%
Danone S.A.	667,936	$46,303,642
Kellogg Co.	291,426	19,088,403
Nestle S.A.	765,304	80,791,999

		$146,184,044
Gaming & Lodging - 0.9%
Marriott International, Inc., “A”	184,183	$16,749,602
Sands China Ltd.	1,033,200	4,154,400
Wynn Resorts Ltd.	41,701	3,566,687

		$24,470,689
Insurance - 1.4%
AON PLC	181,012	$31,255,342
Willis Towers Watson PLC	30,346	5,410,388

		$36,665,730
Internet - 1.0%
eBay, Inc.	642,599	$25,594,718

Leisure & Toys - 0.2%
Harley-Davidson, Inc.	229,089	$5,001,013

Machinery & Tools - 1.3%
Carrier Global Corp. (a)	220,573	$3,906,348
Kubota Corp.	2,573,300	32,088,942

		$35,995,290
Major Banks - 4.3%
Bank of New York Mellon Corp.	832,570	$31,254,678
Erste Group Bank AG	304,279	6,610,530
Goldman Sachs Group, Inc.	182,993	33,564,576
State Street Corp.	360,938	22,753,532
UBS Group AG	2,060,946	22,077,370

		$116,260,686
Medical Equipment - 15.4%
Abbott Laboratories	498,432	$45,900,603
Cooper Cos., Inc.	97,294	27,894,190
EssilorLuxottica	83,723	10,335,395
Medtronic PLC	815,610	79,628,004
Olympus Corp.	1,303,100	20,750,934
Sonova Holding AG	30,215	5,456,073
Stryker Corp.	274,031	51,087,599
Thermo Fisher Scientific, Inc.	287,051	96,070,229

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Waters Corp. (a)	158,590	$29,656,330
Zimmer Biomet Holdings, Inc.	380,861	45,589,062

		$412,368,419
Other Banks & Diversified Financials - 5.1%
American Express Co.	311,803	$28,452,024
Grupo Financiero Banorte S.A. de C.V.	1,344,888	3,677,921
Julius Baer Group Ltd.	255,538	10,017,672
Kasikornbank PLC	922,780	2,441,483
Visa, Inc., “A”	506,182	90,464,847

		$135,053,947
Pharmaceuticals - 5.4%
Bayer AG	713,721	$47,037,368
Johnson & Johnson	42,034	6,306,781
Merck KGaA	221,707	25,777,803
Roche Holding AG	190,176	66,091,209

		$145,213,161
Railroad & Shipping - 4.7%
Canadian National Railway Co.	647,377	$53,648,132
Kansas City Southern Co.	367,058	47,919,422
Union Pacific Corp.	143,981	23,006,724

		$124,574,278
Real Estate - 0.4%
Deutsche Wohnen SE	248,585	$10,079,239

Restaurants - 0.4%
Whitbread PLC	280,823	$10,540,158

Specialty Chemicals - 4.3%
Akzo Nobel N.V.	410,066	$31,096,461
L’Air Liquide S.A.	209,809	26,693,618
Linde PLC	242,144	44,712,065
Linde PLC	71,557	13,165,773

		$115,667,917
Specialty Stores - 0.2%
Hermes International	9,246	$6,766,303

Trucking - 1.0%
United Parcel Service, Inc., “B”	285,464	$27,022,022
Total Common Stocks (Identified Cost, $1,829,956,953)		$2,653,549,562

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 0.5%
Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.41% (v) (Identified Cost, $11,579,318)	11,578,745	$11,579,903

Collateral for Securities Loaned - 0.5%
JPMorgan U.S. Government Money Market Fund, 0.25% (j) (Identified Cost, $13,510,353)	13,510,353	$13,510,353

Other Assets, Less Liabilities - (0.3)%		(6,801,073)
Net Assets - 100.0%		$2,671,838,745

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $11,579,903 and $2,667,059,915, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $12,927,569 of securities on loan (identified cost, $1,843,467,306)	$2,667,059,915
Investments in affiliated issuers, at value (identified cost, $11,579,318)	11,579,903
Cash	142,003
Receivables for
Investments sold	4,273,556
Fund shares sold	5,353,081
Interest and dividends	11,206,413
Other assets	6,541
Total assets	$2,699,621,412

Liabilities
Payables for
Investments purchased	$7,362,466
Fund shares reacquired	5,696,485
Collateral for securities loaned, at value	13,510,353
Payable to affiliates
Investment adviser	112,760
Administrative services fee	2,172
Shareholder servicing costs	951,445
Distribution and service fees	18,061
Payable for independent Trustees’ compensation	7,461
Deferred country tax expense payable	4,563
Accrued expenses and other liabilities	116,901
Total liabilities	$27,782,667
Net assets	$2,671,838,745

Net assets consist of
Paid-in capital	$1,828,213,557
Total distributable earnings (loss)	843,625,188
Net assets	$2,671,838,745
Shares of beneficial interest outstanding	65,039,999

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$623,435,390	15,330,215	$40.67
Class B	17,191,159	460,587	37.32
Class C	121,191,049	3,409,687	35.54
Class I	815,297,669	19,502,526	41.80
Class R1	1,595,604	43,741	36.48
Class R2	29,760,273	754,181	39.46
Class R3	73,659,848	1,824,544	40.37
Class R4	82,172,063	2,013,302	40.81
Class R6	907,535,690	21,701,216	41.82

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $43.15 [100 / 94.25 x $40.67]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$26,860,997
Dividends from affiliated issuers	232,620
Income on securities loaned	8,487
Foreign taxes withheld	(1,591,621)
Total investment income	$25,510,483
Expenses
Management fee	$11,197,949
Distribution and service fees	1,856,952
Shareholder servicing costs	1,021,547
Administrative services fee	196,182
Independent Trustees’ compensation	21,382
Custodian fee	151,869
Shareholder communications	75,599
Audit and tax fees	32,920
Legal fees	12,989
Miscellaneous	128,878
Total expenses	$14,696,267
Fees paid indirectly	(2)
Reduction of expenses by investment adviser and distributor	(167,972)
Net expenses	$14,528,293
Net investment income (loss)	$10,982,190

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$23,426,028
Affiliated issuers	5,023
Foreign currency	(4,574)
Net realized gain (loss)	$23,426,477
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $321 decrease in deferred country tax)	$(318,598,362)
Affiliated issuers	(430)
Translation of assets and liabilities in foreign currencies	69,131
Net unrealized gain (loss)	$(318,529,661)
Net realized and unrealized gain (loss)	$(295,103,184)
Change in net assets from operations	$(284,120,994)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/20 (unaudited)	Year ended 10/31/19

From operations
Net investment income (loss)	$10,982,190	$32,358,077
Net realized gain (loss)	23,426,477	99,864,316
Net unrealized gain (loss)	(318,529,661)	312,422,255
Change in net assets from operations	$(284,120,994)	$444,644,648
Total distributions to shareholders	$(66,891,427)	$(150,150,375)
Change in net assets from fund share transactions	$36,354,164	$(167,592,578)
Total change in net assets	$(314,658,257)	$126,901,695

Net assets
At beginning of period	2,986,497,002	2,859,595,307
At end of period	$2,671,838,745	$2,986,497,002

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/20		Year ended
Class A			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$45.79		$41.44	$43.43	$36.00		$36.22	$35.45

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.42	$0.40	$0.27	(c)	$0.26	$0.30
Net realized and unrealized gain (loss)	(4.27)		6.10	(1.23)	7.66		0.16	1.07
Total from investment operations	$(4.14)		$6.52	$(0.83)	$7.93		$0.42	$1.37

Less distributions declared to shareholders
From net investment income	$(0.45)		$(0.42)	$(0.29)	$(0.21)		$(0.26)	$(0.26)
From net realized gain	(0.53)		(1.75)	(0.87)	(0.29)		(0.38)	(0.34)
Total distributions declared to shareholders	$(0.98)		$(2.17)	$(1.16)	$(0.50)		$(0.64)	$(0.60)
Net asset value, end of period (x)	$40.67		$45.79	$41.44	$43.43		$36.00	$36.22
Total return (%) (r)(s)(t)(x)	(9.32	)(n)	16.67	(1.99)	22.28	(c)	1.26	3.94

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.17	1.16	1.17	(c)	1.22	1.23
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.16	(c)	1.21	1.22
Net investment income (loss)	0.60	(a)(l)	0.98	0.91	0.68	(c)	0.74	0.84
Portfolio turnover	5	(n)	7	12	10		8	8
Net assets at end of period (000 omitted)	$623,435		$721,141	$671,000	$703,516		$655,756	$677,704

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class B			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$41.93		$38.09	$40.03	$33.26		$33.51	$32.84

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.10	$0.06	$(0.02	)(c)	$(0.01)	$0.03
Net realized and unrealized gain (loss)	(3.93)		5.60	(1.12)	7.08		0.16	1.00
Total from investment operations	$(3.97)		$5.70	$(1.06)	$7.06		$0.15	$1.03

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.11)	$(0.01)	$—		$(0.02)	$(0.02)
From net realized gain	(0.53)		(1.75)	(0.87)	(0.29)		(0.38)	(0.34)
Total distributions declared to shareholders	$(0.64)		$(1.86)	$(0.88)	$(0.29)		$(0.40)	$(0.36)
Net asset value, end of period (x)	$37.32		$41.93	$38.09	$40.03		$33.26	$33.51
Total return (%) (r)(s)(t)(x)	(9.67	)(n)	15.79	(2.73)	21.37	(c)	0.50	3.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	1.92	1.91	1.92	(c)	1.97	1.98
Expenses after expense reductions (f)	1.90	(a)	1.91	1.90	1.91	(c)	1.96	1.97
Net investment income (loss)	(0.19	)(a)(l)	0.24	0.15	(0.04	)(c)	(0.03)	0.09
Portfolio turnover	5	(n)	7	12	10		8	8
Net assets at end of period (000 omitted)	$17,191		$22,592	$24,726	$29,043		$25,664	$27,384

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class C			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$40.00		$36.44	$38.35	$31.88		$32.19	$31.60

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.09	$0.06	$(0.02	)(c)	$(0.01)	$0.03
Net realized and unrealized gain (loss)	(3.75)		5.34	(1.07)	6.78		0.15	0.95
Total from investment operations	$(3.78)		$5.43	$(1.01)	$6.76		$0.14	$0.98

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.12)	$(0.03)	$—		$(0.07)	$(0.05)
From net realized gain	(0.53)		(1.75)	(0.87)	(0.29)		(0.38)	(0.34)
Total distributions declared to shareholders	$(0.68)		$(1.87)	$(0.90)	$(0.29)		$(0.45)	$(0.39)
Net asset value, end of period (x)	$35.54		$40.00	$36.44	$38.35		$31.88	$32.19
Total return (%) (r)(s)(t)(x)	(9.67	)(n)	15.78	(2.72)	21.36	(c)	0.48	3.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	1.92	1.91	1.92	(c)	1.97	1.98
Expenses after expense reductions (f)	1.90	(a)	1.91	1.90	1.91	(c)	1.96	1.97
Net investment income (loss)	(0.17	)(a)(l)	0.23	0.16	(0.05	)(c)	(0.03)	0.08
Portfolio turnover	5	(n)	7	12	10		8	8
Net assets at end of period (000 omitted)	$121,191		$143,769	$149,669	$180,446		$156,837	$140,018

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class I			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$47.09		$42.57	$44.58	$36.94		$37.14	$36.34

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.53	$0.52	$0.41	(c)	$0.34	$0.41
Net realized and unrealized gain (loss)	(4.39)		6.27	(1.27)	7.83		0.19	1.07
Total from investment operations	$(4.20)		$6.80	$(0.75)	$8.24		$0.53	$1.48

Less distributions declared to shareholders
From net investment income	$(0.56)		$(0.53)	$(0.39)	$(0.31)		$(0.35)	$(0.34)
From net realized gain	(0.53)		(1.75)	(0.87)	(0.29)		(0.38)	(0.34)
Total distributions declared to shareholders	$(1.09)		$(2.28)	$(1.26)	$(0.60)		$(0.73)	$(0.68)
Net asset value, end of period (x)	$41.80		$47.09	$42.57	$44.58		$36.94	$37.14
Total return (%) (r)(s)(t)(x)	(9.22	)(n)	16.94	(1.76)	22.60	(c)	1.52	4.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.92	0.91	0.92	(c)	0.97	0.98
Expenses after expense reductions (f)	0.90	(a)	0.91	0.90	0.91	(c)	0.96	0.97
Net investment income (loss)	0.85	(a)(l)	1.21	1.17	1.01	(c)	0.93	1.11
Portfolio turnover	5	(n)	7	12	10		8	8
Net assets at end of period (000 omitted)	$815,298		$947,284	$935,292	$1,070,007		$793,470	$671,087

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R1			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$40.97		$37.25	$39.18	$32.56		$32.80	$32.17

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.09	$0.06	$(0.02	)(c)	$(0.01)	$0.03
Net realized and unrealized gain (loss)	(3.83)		5.47	(1.09)	6.93		0.16	0.97
Total from investment operations	$(3.87)		$5.56	$(1.03)	$6.91		$0.15	$1.00

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.09)	$(0.03)	$—		$(0.01)	$(0.03)
From net realized gain	(0.53)		(1.75)	(0.87)	(0.29)		(0.38)	(0.34)
Total distributions declared to shareholders	$(0.62)		$(1.84)	$(0.90)	$(0.29)		$(0.39)	$(0.37)
Net asset value, end of period (x)	$36.48		$40.97	$37.25	$39.18		$32.56	$32.80
Total return (%) (r)(s)(t)(x)	(9.65	)(n)	15.77	(2.73)	21.37	(c)	0.51	3.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	1.92	1.91	1.92	(c)	1.97	1.98
Expenses after expense reductions (f)	1.90	(a)	1.91	1.90	1.91	(c)	1.96	1.97
Net investment income (loss)	(0.20	)(a)(l)	0.22	0.16	(0.05	)(c)	(0.03)	0.10
Portfolio turnover	5	(n)	7	12	10		8	8
Net assets at end of period (000 omitted)	$1,596		$2,485	$2,538	$3,411		$3,442	$3,546

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R2			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$44.38		$40.21	$42.16	$34.96		$35.19	$34.45

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.31	$0.28	$0.18	(c)	$0.16	$0.21
Net realized and unrealized gain (loss)	(4.15)		5.91	(1.19)	7.43		0.16	1.03
Total from investment operations	$(4.08)		$6.22	$(0.91)	$7.61		$0.32	$1.24

Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.30)	$(0.17)	$(0.12)		$(0.17)	$(0.16)
From net realized gain	(0.53)		(1.75)	(0.87)	(0.29)		(0.38)	(0.34)
Total distributions declared to shareholders	$(0.84)		$(2.05)	$(1.04)	$(0.41)		$(0.55)	$(0.50)
Net asset value, end of period (x)	$39.46		$44.38	$40.21	$42.16		$34.96	$35.19
Total return (%) (r)(s)(t)(x)	(9.44	)(n)	16.36	(2.24)	21.97	(c)	0.99	3.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	(a)	1.42	1.41	1.42	(c)	1.47	1.48
Expenses after expense reductions (f)	1.40	(a)	1.41	1.40	1.41	(c)	1.46	1.47
Net investment income (loss)	0.33	(a)(l)	0.76	0.66	0.45	(c)	0.47	0.59
Portfolio turnover	5	(n)	7	12	10		8	8
Net assets at end of period (000 omitted)	$29,760		$37,042	$40,944	$52,489		$49,546	$56,978

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R3			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$45.46		$41.16	$43.14	$35.76		$35.98	$35.23

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.41	$0.39	$0.28	(c)	$0.26	$0.30
Net realized and unrealized gain (loss)	(4.24)		6.06	(1.21)	7.60		0.16	1.05
Total from investment operations	$(4.11)		$6.47	$(0.82)	$7.88		$0.42	$1.35

Less distributions declared to shareholders
From net investment income	$(0.45)		$(0.42)	$(0.29)	$(0.21)		$(0.26)	$(0.26)
From net realized gain	(0.53)		(1.75)	(0.87)	(0.29)		(0.38)	(0.34)
Total distributions declared to shareholders	$(0.98)		$(2.17)	$(1.16)	$(0.50)		$(0.64)	$(0.60)
Net asset value, end of period (x)	$40.37		$45.46	$41.16	$43.14		$35.76	$35.98
Total return (%) (r)(s)(t)(x)	(9.32	)(n)	16.65	(2.00)	22.29	(c)	1.25	3.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.17	1.16	1.17	(c)	1.22	1.23
Expenses after expense reductions (f)	1.15	(a)	1.16	1.15	1.16	(c)	1.21	1.22
Net investment income (loss)	0.57	(a)(l)	0.97	0.90	0.70	(c)	0.74	0.84
Portfolio turnover	5	(n)	7	12	10		8	8
Net assets at end of period (000 omitted)	$73,660		$91,019	$90,003	$108,852		$98,106	$105,192

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R4			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$45.98		$41.63	$43.62	$36.15		$36.37	$35.59

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.54	$0.51	$0.38	(c)	$0.35	$0.40
Net realized and unrealized gain (loss)	(4.29)		6.09	(1.23)	7.68		0.16	1.06
Total from investment operations	$(4.10)		$6.63	$(0.72)	$8.06		$0.51	$1.46

Less distributions declared to shareholders
From net investment income	$(0.54)		$(0.53)	$(0.40)	$(0.30)		$(0.35)	$(0.34)
From net realized gain	(0.53)		(1.75)	(0.87)	(0.29)		(0.38)	(0.34)
Total distributions declared to shareholders	$(1.07)		$(2.28)	$(1.27)	$(0.59)		$(0.73)	$(0.68)
Net asset value, end of period (x)	$40.81		$45.98	$41.63	$43.62		$36.15	$36.37
Total return (%) (r)(s)(t)(x)	(9.21	)(n)	16.93	(1.75)	22.61	(c)	1.50	4.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.92	0.91	0.92	(c)	0.97	0.98
Expenses after expense reductions (f)	0.90	(a)	0.91	0.90	0.91	(c)	0.96	0.97
Net investment income (loss)	0.85	(a)(l)	1.25	1.16	0.96	(c)	0.99	1.11
Portfolio turnover	5	(n)	7	12	10		8	8
Net assets at end of period (000 omitted)	$82,172		$97,861	$136,066	$142,713		$116,248	$118,810

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R6			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$47.13		$42.61	$44.61	$36.96		$37.17	$36.36

Income (loss) from investment operations
Net investment income (loss) (d)	$0.22		$0.59	$0.54	$0.41	(c)	$0.39	$0.44
Net realized and unrealized gain (loss)	(4.40)		6.26	(1.24)	7.86		0.16	1.08
Total from investment operations	$(4.18)		$6.85	$(0.70)	$8.27		$0.55	$1.52

Less distributions declared to shareholders
From net investment income	$(0.60)		$(0.58)	$(0.43)	$(0.33)		$(0.38)	$(0.37)
From net realized gain	(0.53)		(1.75)	(0.87)	(0.29)		(0.38)	(0.34)
Total distributions declared to shareholders	$(1.13)		$(2.33)	$(1.30)	$(0.62)		$(0.76)	$(0.71)
Net asset value, end of period (x)	$41.82		$47.13	$42.61	$44.61		$36.96	$37.17
Total return (%) (r)(s)(t)(x)	(9.17	)(n)	17.07	(1.66)	22.71	(c)	1.60	4.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.83	0.81	0.83	(c)	0.87	0.88
Expenses after expense reductions (f)	0.81	(a)	0.82	0.80	0.82	(c)	0.87	0.88
Net investment income (loss)	0.95	(a)(l)	1.35	1.20	0.99	(c)	1.08	1.19
Portfolio turnover	5	(n)	7	12	10		8	8
Net assets at end of period (000 omitted)	$907,536		$923,304	$809,357	$1,034,078		$494,203	$383,913

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

24

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

25

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,463,022,753	$—	$—	$1,463,022,753
France	292,366,980	—	—	292,366,980
Switzerland	220,143,141	—	—	220,143,141
United Kingdom	187,929,145	—	—	187,929,145
Germany	120,626,578	—	—	120,626,578
Japan	—	70,459,330	—	70,459,330
Sweden	64,444,360	—	—	64,444,360
Netherlands	62,097,128	—	—	62,097,128
Canada	53,648,132	—	—	53,648,132
Other Countries	89,071,583	29,740,432	—	118,812,015
Mutual Funds	25,090,256	—	—	25,090,256
Total	$2,578,440,056	$100,199,762	$—	$2,678,639,818

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period

26

Notes to Financial Statements (unaudited) – continued

for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $12,927,569. The fair value of the fund’s investment securities on loan and a related liability of $13,510,353 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

27

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/19
Ordinary income (including any short-term capital gains)	$35,150,548
Long-term capital gains	114,999,827

Total distributions	$150,150,375

28

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/20

Cost of investments	$1,855,047,624
Gross appreciation	957,108,595

Gross depreciation	(133,516,401)
Net unrealized appreciation (depreciation)	$823,592,194

As of 10/31/19

Undistributed ordinary income	30,295,094
Undistributed long-term capital gain	33,890,102
Other temporary differences	(87,475)
Net unrealized appreciation (depreciation)	1,130,539,888

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 4/30/20	Year ended 10/31/19
Class A	$15,257,290	$34,533,060
Class B	332,572	1,180,565
Class C	2,427,174	7,530,989
Class I	20,515,399	48,190,668
Class R1	31,441	133,156
Class R2	671,597	2,042,306
Class R3	1,994,284	4,541,220
Class R4	2,161,587	7,338,749
Class R6	23,500,083	44,659,662
Total	$66,891,427	$150,150,375

29

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion and up to $5 billion	0.65%
In excess of $5 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2020, this management fee reduction amounted to $152,048, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.76% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $66,171 for the six months ended April 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$866,566
Class B	0.75%	0.25%	1.00%	1.00%	102,891
Class C	0.75%	0.25%	1.00%	1.00%	685,672
Class R1	0.75%	0.25%	1.00%	1.00%	9,899
Class R2	0.25%	0.25%	0.50%	0.50%	84,941
Class R3	—	0.25%	0.25%	0.25%	106,983
Total Distribution and Service Fees					$1,856,952

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for

30

Notes to Financial Statements (unaudited) – continued

accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2020, this rebate amounted to $15,467, $185, and $272 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2020, were as follows:

Amount
Class A	$647
Class B	10,525
Class C	5,219

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2020, the fee was $80,998, which equated to 0.0056% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $940,549.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.0135% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $364 and is included in “Independent Trustees’ compensation” in

31

Notes to Financial Statements (unaudited) – continued

the Statement of Operations for the six months ended April 30, 2020. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $4,305 at April 30, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $2,326,178. The sales transactions resulted in net realized gains (losses) of $661,407.

(4) Portfolio Securities

For the six months ended April 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $134,463,458 and $152,150,581, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/20		Year ended 10/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	1,081,786	$47,326,657	1,834,787	$77,780,471
Class B	1,914	77,404	21,732	828,744
Class C	217,689	8,446,283	403,014	14,852,786
Class I	4,416,916	193,064,493	6,060,092	261,939,568
Class R1	4,895	201,926	9,074	339,632
Class R2	94,641	4,180,698	186,212	7,658,921
Class R3	321,085	14,187,055	609,310	26,048,949
Class R4	416,997	18,478,686	558,516	23,967,656
Class R6	3,920,674	181,040,104	4,633,798	206,816,959
	10,476,597	$467,003,306	14,316,535	$620,233,686

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/20		Year ended 10/31/19

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	305,365	$14,217,807	818,404	$31,786,855
Class B	7,548	323,425	32,088	1,148,743
Class C	51,964	2,120,668	193,314	6,601,665
Class I	387,697	18,535,791	1,110,657	44,270,813
Class R1	751	31,441	3,807	133,156
Class R2	13,739	621,256	47,826	1,804,464
Class R3	43,148	1,994,284	117,770	4,541,220
Class R4	44,261	2,066,111	184,471	7,179,608
Class R6	470,482	22,493,742	1,090,631	43,461,647
	1,324,955	$62,404,525	3,598,968	$140,928,171

Shares reacquired
Class A	(1,807,188)	$(76,389,035)	(3,093,163)	$(130,594,134)
Class B	(87,712)	(3,452,524)	(164,089)	(6,417,048)
Class C	(454,378)	(16,988,281)	(1,109,138)	(41,137,311)
Class I	(5,418,967)	(236,202,569)	(9,024,403)	(380,492,105)
Class R1	(22,566)	(930,725)	(20,356)	(737,374)
Class R2	(188,921)	(8,261,588)	(417,577)	(17,485,740)
Class R3	(541,799)	(24,039,547)	(911,470)	(38,697,353)
Class R4	(576,172)	(25,771,635)	(1,883,374)	(83,382,426)
Class R6	(2,282,444)	(101,017,763)	(5,124,654)	(229,810,944)
	(11,380,147)	$(493,053,667)	(21,748,224)	$(928,754,435)

Net change
Class A	(420,037)	$(14,844,571)	(439,972)	$(21,026,808)
Class B	(78,250)	(3,051,695)	(110,269)	(4,439,561)
Class C	(184,725)	(6,421,330)	(512,810)	(19,682,860)
Class I	(614,354)	(24,602,285)	(1,853,654)	(74,281,724)
Class R1	(16,920)	(697,358)	(7,475)	(264,586)
Class R2	(80,541)	(3,459,634)	(183,539)	(8,022,355)
Class R3	(177,566)	(7,858,208)	(184,390)	(8,107,184)
Class R4	(114,914)	(5,226,838)	(1,140,387)	(52,235,162)
Class R6	2,108,712	102,516,083	599,775	20,467,662
	421,405	$36,354,164	(3,832,721)	$(167,592,578)

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary

33

Notes to Financial Statements (unaudited) – continued

financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2020, the fund’s commitment fee and interest expense were $7,598 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,670,441	$142,571,604	$141,666,735	$5,023	$(430)	$11,579,903

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$232,620	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

34

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

35

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

April 30, 2020

     MFS® Global Total Return Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MWT-SEM

MFS® Global Total Return Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020 as the coronavirus pandemic crippled the global economy for a time. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries hit early in the outbreak, has brightened the economic and market outlook during the second quarter, though a great deal of uncertainty remains on how long the aftereffects of the lockdowns will linger.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

June 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 2.375%, 5/15/2029	2.0%
Roche Holding AG	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.6%
KDDI Corp.	1.4%
U.S. Treasury Notes, 3.5%, 2/15/2039	1.4%
Schneider Electric SE	1.3%
Euro-Bund 10 yr Future - JUN 2020	(1.7)%
Euro-Bobl 5 yr Future - JUN 2020	(2.0)%
U.S. Treasury Note 5 yr Future - JUN 2020	(2.5)%
U.S. Treasury Ultra Note 10 yr Future - JUN 2020	(2.8)%

Composition including fixed income credit quality (a)(i)
AAA	3.1%
AA	5.1%
A	6.8%
BBB	10.1%
BB	0.1%
D (o)	0.0%
U.S. Government	5.7%
Federal Agencies	4.2%
Not Rated	(9.6)%
Non-Fixed Income	60.1%
Cash & Cash Equivalents	3.1%
Other	11.3%

GICS equity sectors (g)
Health Care	10.7%
Financials	9.7%
Industrials	9.4%
Information Technology	8.4%
Consumer Staples	8.1%
Communication Services	3.4%
Consumer Discretionary	3.4%
Energy	2.4%
Materials	2.3%
Utilities	1.5%
Real Estate	0.8%

Portfolio Composition – continued

Fixed income sectors (i)
Investment Grade Corporates	11.2%
Non-U.S. Government Bonds	7.9%
Mortgage-Backed Securities	4.1%
Emerging Markets Bonds	1.9%
Collateralized Debt Obligations	0.6%
Commercial Mortgage-Backed Securities	0.5%
Municipal Bonds	0.3%
Asset-Backed Securities	0.1%
U.S. Government Agencies	0.1%
High Yield Corporates	(0.3)%
U.S. Treasury Securities	(0.9)%

Issuer country weightings (i)(x)
United States	55.6%
Japan	8.6%
United Kingdom	5.9%
Switzerland	5.7%
France	5.0%
Canada	4.1%
Netherlands	2.1%
Taiwan	1.8%
Germany	(1.9)%
Other Countries	13.1%

Currency exposure weightings (i)(y)
United States Dollar	49.9%
Euro	16.5%
Japanese Yen	11.3%
Swiss Franc	5.5%
British Pound Sterling	5.1%
Canadian Dollar	2.5%
Taiwan Dollar	1.8%
Chinese Yuan Offshore	1.6%
South Korean Won	1.3%
Other Currencies	4.5%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition – continued

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2019 through April 30, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	1.09%	$1,000.00	$943.22	$5.27
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47
B	Actual	1.84%	$1,000.00	$939.83	$8.87
	Hypothetical (h)	1.84%	$1,000.00	$1,015.71	$9.22
C	Actual	1.84%	$1,000.00	$939.58	$8.87
	Hypothetical (h)	1.84%	$1,000.00	$1,015.71	$9.22
I	Actual	0.84%	$1,000.00	$944.40	$4.06
	Hypothetical (h)	0.84%	$1,000.00	$1,020.69	$4.22
R1	Actual	1.84%	$1,000.00	$939.53	$8.87
	Hypothetical (h)	1.84%	$1,000.00	$1,015.71	$9.22
R2	Actual	1.34%	$1,000.00	$942.20	$6.47
	Hypothetical (h)	1.34%	$1,000.00	$1,018.20	$6.72
R3	Actual	1.09%	$1,000.00	$943.57	$5.27
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47
R4	Actual	0.84%	$1,000.00	$944.01	$4.06
	Hypothetical (h)	0.84%	$1,000.00	$1,020.69	$4.22
R6	Actual	0.75%	$1,000.00	$944.90	$3.63
	Hypothetical (h)	0.75%	$1,000.00	$1,021.13	$3.77

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 59.4%
Aerospace - 1.7%
Honeywell International, Inc.	83,678	$11,873,908
Lockheed Martin Corp.	31,254	12,159,682
Northrop Grumman Corp.	11,333	3,747,483

		$27,781,073
Airlines - 0.1%
Air Canada (a)	158,063	$2,298,355

Alcoholic Beverages - 1.4%
Diageo PLC	205,843	$7,129,630
Heineken N.V. (l)	100,876	8,580,500
Pernod Ricard S.A.	49,759	7,584,900

		$23,295,030
Apparel Manufacturers - 0.6%
Adidas AG	18,630	$4,270,961
Compagnie Financiere Richemont S.A.	90,760	5,154,585

		$9,425,546
Automotive - 0.9%
Aptiv PLC	51,647	$3,592,049
Lear Corp.	21,422	2,091,858
Magna International, Inc.	165,601	6,452,960
PT United Tractors Tbk	676,000	740,760
USS Co. Ltd.	101,500	1,608,812

		$14,486,439
Biotechnology - 0.1%
Biogen, Inc. (a)	6,080	$1,804,726

Brokerage & Asset Managers - 1.2%
BlackRock, Inc.	14,898	$7,479,392
Charles Schwab Corp.	172,600	6,510,472
IG Group Holdings PLC	51,040	485,029
Invesco Ltd.	105,233	907,109
NASDAQ, Inc.	37,358	4,097,052

		$19,479,054

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 4.2%
Accenture PLC, “A”	74,370	$13,772,580
CGI, Inc. (a)	56,901	3,628,795
Cognizant Technology Solutions Corp., “A”	66,819	3,876,838
Compass Group PLC	428,721	7,214,054
Equifax, Inc.	39,171	5,440,852
Experian PLC	175,445	5,250,318
Fidelity National Information Services, Inc.	38,865	5,125,905
Fiserv, Inc. (a)	66,275	6,830,302
Nomura Research Institute Ltd.	292,000	7,104,431
Secom Co. Ltd.	97,800	8,159,571
SGS S.A.	866	1,960,332

		$68,363,978
Cable TV - 0.9%
Comcast Corp., “A”	382,966	$14,411,011

Chemicals - 1.3%
3M Co.	57,988	$8,809,537
Givaudan S.A.	946	3,168,524
PPG Industries, Inc.	91,110	8,275,521

		$20,253,582
Computer Software - 0.3%
Adobe Systems, Inc. (a)	4,624	$1,635,231
Microsoft Corp.	19,789	3,546,387

		$5,181,618
Computer Software - Systems - 1.1%
Amadeus IT Group S.A.	121,775	$5,860,998
Fujitsu Ltd.	22,500	2,192,036
Hitachi Ltd.	232,800	6,984,761
Hon Hai Precision Industry Co. Ltd.	1,039,000	2,645,586

		$17,683,381
Construction - 1.1%
Masco Corp.	50,571	$2,075,434
Otis Worldwide Corp. (a)	16,833	856,968
Sherwin-Williams Co.	13,995	7,506,498
Stanley Black & Decker, Inc.	45,712	5,037,463
Techtronic Industries Co. Ltd.	266,000	1,975,979

		$17,452,342
Consumer Products - 1.9%
Colgate-Palmolive Co.	75,155	$5,281,142
Kao Corp.	78,800	6,078,210

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - continued
Kimberly-Clark Corp.	78,294	$10,842,153
Reckitt Benckiser Group PLC	93,499	7,807,620

		$30,009,125
Containers - 0.2%
Amcor PLC	177,263	$1,608,940
Amcor PLC	122,948	1,102,844

		$2,711,784
Electrical Equipment - 2.1%
Johnson Controls International PLC	158,669	$4,618,855
Legrand S.A.	64,857	4,372,444
Schneider Electric SE	224,945	20,573,389
Spectris PLC	52,082	1,749,479
Yokogawa Electric Corp.	236,800	3,234,494

		$34,548,661
Electronics - 4.3%
Analog Devices, Inc.	51,168	$5,608,013
Hoya Corp.	39,200	3,582,379
Intel Corp.	89,904	5,392,442
Kyocera Corp.	89,900	4,805,175
NXP Semiconductors N.V.	44,941	4,474,775
Samsung Electronics Co. Ltd.	177,417	7,310,841
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	496,593	26,383,986
Texas Instruments, Inc.	98,449	11,426,975

		$68,984,586
Energy - Independent - 0.4%
ConocoPhillips	63,640	$2,679,244
Valero Energy Corp.	47,259	2,993,858

		$5,673,102
Energy - Integrated - 1.6%
BP PLC	444,812	$1,754,114
Chevron Corp.	29,311	2,696,612
China Petroleum & Chemical Corp.	14,224,000	7,081,121
Eni S.p.A.	509,461	4,864,964
Galp Energia SGPS S.A.	229,654	2,646,271
LUKOIL PJSC, ADR	29,265	1,916,857
Suncor Energy, Inc.	237,449	4,233,977

		$25,193,916

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 2.8%
Danone S.A.	132,970	$9,217,942
General Mills, Inc.	167,870	10,053,734
J.M. Smucker Co.	41,020	4,713,608
Nestle S.A.	178,915	18,887,789
PepsiCo, Inc.	15,903	2,103,808

		$44,976,881
Food & Drug Stores - 0.3%
Tesco PLC	1,442,105	$4,270,195

General Merchandise - 0.0%
BIM Birlesik Magazalar A.S.	79,790	$631,859

Health Maintenance Organizations - 0.6%
Cigna Corp.	52,685	$10,314,669

Insurance - 3.1%
AON PLC	90,133	$15,563,265
BB Seguridade Participacoes S.A.	135,900	663,518
Chubb Ltd.	66,799	7,214,960
IRB Brasil Resseguros S.A.	497,500	935,003
Manulife Financial Corp.	380,996	4,798,204
Marsh & McLennan Cos., Inc.	48,277	4,698,800
MetLife, Inc.	69,781	2,517,699
Prudential Financial, Inc.	14,081	878,232
Samsung Fire & Marine Insurance Co. Ltd.	7,572	1,177,059
Travelers Cos., Inc.	73,930	7,482,455
Zurich Insurance Group AG	14,929	4,752,843

		$50,682,038
Leisure & Toys - 0.1%
Activision Blizzard, Inc.	16,590	$1,057,280
Electronic Arts, Inc. (a)	5,480	626,145

		$1,683,425
Machinery & Tools - 1.6%
AGCO Corp.	19,988	$1,056,166
Carrier Global Corp. (a)	33,665	596,207
Eaton Corp. PLC	165,247	13,798,125
Illinois Tool Works, Inc.	24,314	3,951,025
Kubota Corp.	486,300	6,064,140

		$25,465,663

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 3.2%
ABSA Group Ltd.	385,264	$1,897,688
Bank of America Corp.	145,068	3,488,885
Bank of New York Mellon Corp.	122,590	4,602,029
BOC Hong Kong Holdings Ltd.	498,000	1,510,558
China Construction Bank Corp.	7,856,000	6,333,966
Goldman Sachs Group, Inc.	37,692	6,913,467
JPMorgan Chase & Co.	144,231	13,811,561
Royal Bank of Canada	22,843	1,406,900
State Street Corp.	60,227	3,796,710
UBS Group AG	759,492	8,135,869

		$51,897,633
Medical & Health Technology & Services - 0.3%
HCA Healthcare, Inc.	26,251	$2,884,460
McKesson Corp.	17,771	2,510,154

		$5,394,614
Medical Equipment - 2.5%
Abbott Laboratories	61,806	$5,691,715
Becton, Dickinson and Co.	23,719	5,989,759
Boston Scientific Corp. (a)	56,145	2,104,315
Danaher Corp.	49,879	8,153,221
EssilorLuxottica	15,815	1,952,322
Medtronic PLC	118,495	11,568,667
Thermo Fisher Scientific, Inc.	15,308	5,123,281

		$40,583,280
Metals & Mining - 0.3%
Fortescue Metals Group Ltd.	161,536	$1,238,198
MMC Norilsk Nickel PJSC, ADR	27,026	750,782
POSCO	5,207	783,480
Rio Tinto PLC	49,232	2,284,674

		$5,057,134
Natural Gas - Pipeline - 0.4%
Enterprise Products Partners LP	150,183	$2,637,214
EQM Midstream Partners LP	104,046	2,095,486
Plains All American Pipeline LP	178,653	1,577,506

		$6,310,206
Other Banks & Diversified Financials - 2.1%
Citigroup, Inc.	75,077	$3,645,739
DBS Group Holdings Ltd.	529,000	7,414,999
Intesa Sanpaolo S.p.A.	855,316	1,333,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
KBC Group N.V.	54,032	$2,917,917
Moody’s Corp.	12,755	3,110,945
Sberbank of Russia, ADR	118,014	1,257,439
Truist Financial Corp.	180,366	6,731,259
U.S. Bancorp	206,098	7,522,577

		$33,934,650
Pharmaceuticals - 7.0%
AbbVie, Inc.	35,785	$2,941,527
Bayer AG	193,844	12,775,176
Bristol-Myers Squibb Co.	80,424	4,890,584
Eli Lilly & Co.	62,082	9,600,361
Johnson & Johnson	136,056	20,413,842
Merck & Co., Inc.	116,842	9,270,244
Novartis AG	154,732	13,186,485
Novo Nordisk A.S., “B”	115,159	7,344,943
Roche Holding AG	85,947	29,868,864
Santen Pharmaceutical Co. Ltd.	142,400	2,514,493

		$112,806,519
Printing & Publishing - 0.7%
RELX PLC	229,286	$5,198,633
Wolters Kluwer N.V.	76,116	5,598,594

		$10,797,227
Railroad & Shipping - 1.0%
Canadian National Railway Co.	25,192	$2,087,661
Canadian Pacific Railway Ltd.	29,350	6,670,617
Union Pacific Corp.	42,473	6,786,761

		$15,545,039
Real Estate - 0.8%
Daiwa House Industry Co. Ltd.	105,500	$2,688,777
Deutsche Wohnen SE	84,870	3,441,177
Grand City Properties S.A.	88,505	1,852,475
Longfor Properties Co. Ltd.	285,500	1,414,928
Spirit Realty Capital, Inc., REIT	37,657	1,158,329
STORE Capital Corp., REIT	96,610	1,938,963

		$12,494,649
Restaurants - 0.5%
Greggs PLC	121,208	$2,796,758
Starbucks Corp.	62,895	4,825,934

		$7,622,692

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - 0.6%
Akzo Nobel N.V.	73,848	$5,600,102
Corteva, Inc.	18,688	489,439
Nitto Denko Corp.	18,800	940,423
PTT Global Chemical PLC	2,985,200	3,482,964

		$10,512,928
Specialty Stores - 0.9%
Home Depot, Inc.	22,609	$4,970,137
Target Corp.	91,845	10,079,070

		$15,049,207
Telecommunications - Wireless - 1.9%
Advanced Info Service Public Co. Ltd.	252,400	$1,544,589
KDDI Corp.	774,800	22,326,185
Vodafone Group PLC	4,374,790	6,178,968

		$30,049,742
Telephone Services - 0.6%
Hellenic Telecommunications Organization S.A.	84,511	$1,120,598
Koninklijke KPN N.V.	546,198	1,264,140
TELUS Corp.	343,412	5,612,718
Verizon Communications, Inc.	24,900	1,430,505

		$9,427,961
Tobacco - 1.3%
British American Tobacco PLC	65,510	$2,541,716
Imperial Brands PLC	137,415	2,905,915
Japan Tobacco, Inc.	300,100	5,609,538
Philip Morris International, Inc.	131,940	9,842,724

		$20,899,893
Utilities - Electric Power - 1.4%
Duke Energy Corp.	88,602	$7,501,045
E.ON SE	76,624	767,975
Engie Brasil Energia S.A.	58,300	419,408
Exelon Corp.	159,251	5,905,027
Iberdrola S.A.	361,453	3,620,338
Xcel Energy, Inc.	63,083	4,009,556

		$22,223,349
Total Common Stocks (Identified Cost, $746,940,472)		$957,668,762

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - 36.4%
Aerospace - 0.3%
Airbus SE, 2.375%, 4/07/2032	EUR	100,000	$121,289
Boeing Co., 5.15%, 5/01/2030		$1,570,000	1,570,000
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)		476,000	500,453
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		530,000	543,355
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)		914,000	957,780
Lockheed Martin Corp., 3.55%, 1/15/2026		660,000	741,272

			$4,434,149
Apparel Manufacturers - 0.0%
Tapestry, Inc., 4.125%, 7/15/2027		$449,000	$383,651

Asset-Backed & Securitized - 1.3%
AA Bond Co. Ltd., 2.75%, 7/31/2023	GBP	1,200,000	$1,364,797
AA Bond Co. Ltd., 6.269%, 7/31/2025		250,000	293,139
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		$524,102	503,816
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		1,995,691	2,142,750
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.238% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		2,966,973	2,852,341
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.975% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		1,254,500	1,170,479
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,620,000	2,767,041
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.851% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		1,648,500	1,584,269
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 2.391% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		4,314,000	4,025,933
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,322,687	2,444,785
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,013,505	1,059,190

			$20,208,540
Automotive - 0.2%
Ford Motor Credit Co. LLC, 1.514%, 2/17/2023	EUR	300,000	$292,592
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$928,000	1,001,182
Lear Corp., 3.8%, 9/15/2027		560,000	519,987
Volkswagen Financial Services AG, 1.5%, 10/01/2024	EUR	630,000	688,525
Volkswagen Financial Services N.V., 4.25%, 10/09/2025	GBP	400,000	541,177
Volkswagen International Finance N.V., 1.625%, 2/10/2024		300,000	364,287

			$3,407,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Broadcasting - 0.2%
Discovery, Inc., 4.125%, 5/15/2029		$668,000	$701,849
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	1,500,000	1,556,941
Prosus N.V., 3.68%, 1/21/2030 (n)		$387,000	387,329
RELX Finance B.V., 0.5%, 3/10/2028	EUR	100,000	105,582
ViacomCBS, Inc., 4.375%, 3/15/2043		$508,000	494,654

			$3,246,355
Brokerage & Asset Managers - 0.3%
Charles Schwab Corp., 5.375%, 4/30/2070		$908,000	$929,565
E*TRADE Financial Corp., 2.95%, 8/24/2022		549,000	560,520
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate - 5yr. + 1.659%) to 4/11/2048	EUR	700,000	780,596
Low Income Investment Fund, 3.386%, 7/01/2026		$285,000	282,314
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	763,806
Raymond James Financial, 4.65%, 4/01/2030		967,000	1,088,595
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		580,000	595,604

			$5,001,000
Building - 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$1,033,000	$1,106,699
CRH SMW Finance DAC, 1.25%, 11/05/2026	EUR	140,000	154,946
Holcim Finance (Luxembourg) S.A., 2.375%, 4/09/2025		697,000	797,369
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$454,000	463,591

			$2,522,605
Business Services - 0.3%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	1,455,000	$1,504,789
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$265,000	284,847
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	129,968
Fidelity National Information Services, Inc., 3%, 8/15/2026		$852,000	904,546
Fidelity National Information Services, Inc., 2.25%, 12/03/2029	GBP	500,000	637,232
Fiserv, Inc., 4.4%, 7/01/2049		$256,000	305,518
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		804,000	803,739

			$4,570,639
Cable TV - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$643,000	$825,664
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		411,000	462,635
Comcast Corp., 0.25%, 5/20/2027	EUR	250,000	266,661
Comcast Corp., 1.5%, 2/20/2029	GBP	272,000	342,459
Comcast Corp., 0.75%, 2/20/2032	EUR	450,000	485,699
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		$495,000	515,271

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
Eutelsat S.A., 2.25%, 7/13/2027	EUR	1,500,000	$1,559,076
SES Global Americas Holdings GP, 5.3%, 3/25/2044 (n)		$500,000	460,836
SES S.A., 1.625%, 3/22/2026	EUR	550,000	591,998

			$5,510,299
Chemicals - 0.1%
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		$600,000	$390,000
Sherwin-Williams Co., 3.8%, 8/15/2049		425,000	461,353
Symrise AG, 1.25%, 11/29/2025	EUR	530,000	572,757

			$1,424,110
Computer Software - 0.3%
Dassault Systemes SE, 0.125%, 9/16/2026	EUR	500,000	$535,290
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$1,187,000	1,227,214
Microsoft Corp., 4.1%, 2/06/2037		1,850,000	2,305,140
Microsoft Corp., 3.95%, 8/08/2056		499,000	656,079

			$4,723,723
Computer Software - Systems - 0.1%
Apple, Inc., 2.7%, 5/13/2022		$498,000	$519,449
Apple, Inc., 4.5%, 2/23/2036		656,000	837,127
Capgemini SE, 2%, 4/15/2029	EUR	400,000	461,375

			$1,817,951
Conglomerates - 0.2%
General Electric Co., 0.875%, 5/17/2025	EUR	750,000	$783,423
Roper Technologies, Inc., 4.2%, 9/15/2028		$652,000	732,560
Roper Technologies, Inc., 2.95%, 9/15/2029		337,000	352,844
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		622,000	615,315

			$2,484,142
Consumer Products - 0.3%
LVMH Moet Hennessy Louis Vuitton SE, 0.125%, 2/11/2028	EUR	800,000	$861,156
LVMH Moet Hennessy Louis Vuitton SE, 0.375%, 2/11/2031		400,000	430,819
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$731,000	773,702
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		1,016,000	1,060,231
Whirlpool Corp., 4.75%, 2/26/2029		1,219,000	1,307,421
Whirlpool EMEA Finance S.à r.l., 0.5%, 2/20/2028	EUR	900,000	909,346

			$5,342,675
Consumer Services - 0.4%
Booking Holdings, Inc., 4.5%, 4/13/2027		$647,000	$696,017
Booking Holdings, Inc., 3.55%, 3/15/2028		487,000	492,098
Experian Finance PLC, 4.25%, 2/01/2029 (n)		1,333,000	1,461,954

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Services - continued
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	800,000	$899,292
Mastercard, Inc., 3.85%, 3/26/2050		$430,000	536,268
Visa, Inc., 4.15%, 12/14/2035		839,000	1,058,775
Visa, Inc., 3.65%, 9/15/2047		558,000	680,559

			$5,824,963
Containers - 0.0%
DS Smith PLC, 0.875%, 9/12/2026	EUR	650,000	$652,013

Electrical Equipment - 0.0%
Amphenol Technologies Holding Gmbh , 0.75%, 5/04/2026	EUR	415,000	$451,890

Electronics - 0.3%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	212,000	$233,742
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$1,481,000	1,543,911
Intel Corp., 3.7%, 7/29/2025		1,775,000	1,993,376
Texas Instruments, Inc., 2.25%, 9/04/2029		270,000	280,897

			$4,051,926
Emerging Market Quasi-Sovereign - 0.8%
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	900,000	$941,775
Export-Import Bank of India, 3.375%, 8/05/2026		$1,200,000	1,178,018
Export-Import Bank of India, 3.875%, 2/01/2028		1,000,000	989,608
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		763,000	763,000
NTPC Ltd. (Republic of India), 4.25%, 2/26/2026		600,000	595,428
Petronas Capital Ltd. (Federation of Malaysia), 4.55%, 4/21/2050		1,399,000	1,515,778
Power Finance Corp. Ltd. (Republic of India), 3.75%, 12/06/2027		850,000	765,412
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		1,050,000	1,003,511
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		3,240,000	3,417,038
State Grid Overseas Investment (2016) Ltd. (People’s Republic of China), 3.5%, 5/04/2027		1,939,000	2,111,657

			$13,281,225
Emerging Market Sovereign - 0.4%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,450,000	$2,698,087
Republic of Croatia, 1.125%, 6/19/2029	EUR	1,563,000	1,589,053
Republic of Peru, 2.392%, 1/23/2026		$142,000	144,840
Republic of Peru, 2.783%, 1/23/2031		794,000	818,614
State of Qatar, 4%, 3/14/2029 (n)		878,000	974,211

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
State of Qatar, 4.4%, 4/16/2050		$299,000	$339,981

			$6,564,786
Energy - Independent - 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,609,000	$3,437,933

Energy - Integrated - 0.3%
Eni S.p.A., 4.25%, 5/09/2029 (n)		$607,000	$619,373
Exxon Mobil Corp., 2.61%, 10/15/2030		2,094,000	2,184,004
OMV AG, 1%, 7/03/2034	EUR	275,000	271,621
Shell International Finance B.V., 1.875%, 4/07/2032		255,000	301,928
Shell International Finance B.V., 3.75%, 9/12/2046		$910,000	979,724

			$4,356,650
Entertainment - 0.0%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		$476,000	$311,494

Financial Institutions - 0.3%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$487,000	$417,335
EXOR N.V., 2.25%, 4/29/2030	EUR	925,000	1,028,025
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,716,000	1,767,255
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	1,000,000	1,094,940
Grand City Properties S.A., 2.5%, 10/24/2069		500,000	519,159
Vonovia Finance B.V., 1.625%, 4/07/2024		100,000	113,287

			$4,940,001
Food & Beverages - 0.8%
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031	EUR	530,000	$595,077
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$934,000	985,952
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		346,000	372,588
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	640,135
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	728,949
Constellation Brands, Inc., 4.4%, 11/15/2025		1,053,000	1,161,401
Constellation Brands, Inc., 3.15%, 8/01/2029		906,000	937,452
Danone S.A., 2.077%, 11/02/2021 (n)		1,298,000	1,312,248
Danone S.A., 2.589%, 11/02/2023 (n)		2,545,000	2,637,509
Diageo Finance PLC, 1.875%, 3/27/2027	EUR	300,000	354,250
Diageo Finance PLC, 2.875%, 3/27/2029	GBP	750,000	1,014,803
Heineken N.V., 1.25%, 5/07/2033	EUR	794,000	878,406
PepsiCo, Inc., 3.875%, 3/19/2060		$1,233,000	1,542,346
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		275,000	277,559

			$13,438,675

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Forest & Paper Products - 0.0%
Mondi Finance Europe GmbH, 2.375%, 4/01/2028	EUR	400,000	$459,144

Gaming & Lodging - 0.0%
Las Vegas Sands Corp., 3.9%, 8/08/2029		$318,000	$292,536

Industrial - 0.1%
CPI Property Group, 2.75%, 1/22/2028	GBP	450,000	$515,633
Investor AB, 1.5%, 6/20/2039	EUR	320,000	354,519

			$870,152
Insurance - 0.4%
Aflac, Inc., 3.6%, 4/01/2030		$954,000	$1,073,098
American International Group, Inc., 1.875%, 6/21/2027	EUR	750,000	835,817
Argentum Netherlands B.V. for Zurich Insurance Co. Ltd., 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046		700,000	863,666
Assicurazioni Generali S.p.A., 2.124%, 10/01/2030		800,000	824,079
Aviva PLC, 3.875%, 7/03/2044		700,000	822,062
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050		400,000	437,352
Credit Agricole Assurances S.A., 4.25%, 1/29/2049		500,000	587,724
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 10/24/2060		500,000	528,364

			$5,972,162
Insurance - Property & Casualty - 0.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$559,000	$591,942
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		395,000	508,494
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030 (n)		1,608,000	1,588,326
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		678,000	718,905
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030	EUR	120,000	134,759
Progressive Corp., 4.125%, 4/15/2047		$773,000	981,854
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	300,000	393,537
QBE Insurance Group Ltd., 6.115%, 5/24/2042		100,000	134,148
Willis North America, Inc., 3.875%, 9/15/2049		$893,000	972,940

			$6,024,905
International Market Quasi-Sovereign - 0.2%
Deutsche Bahn Finance GmbH, 1.375%, 4/16/2040	EUR	170,000	$207,679
Electricite de France S.A., 2%, 10/02/2030		400,000	483,952
Electricite de France S.A., 5.875%, 12/31/2165	GBP	400,000	508,614
Groupe ADP, 2.125%, 10/02/2026	EUR	200,000	232,145
Islandsbanki (Republic of Iceland), 1.125%, 1/19/2024		1,200,000	1,267,437

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Quasi-Sovereign - continued
Ontario Teachers Finance Trust, 0.5%, 5/06/2025	EUR	580,000	$638,943

			$3,338,770
International Market Sovereign - 11.2%
Commonwealth of Australia, 2.75%, 6/21/2035	AUD	7,684,000	$6,068,058
Federal Republic of Germany, 3.25%, 7/04/2042	EUR	1,816,000	3,612,960
Federal Republic of Germany, 2.5%, 7/04/2044		301,000	557,346
Government of Canada, 2.25%, 6/01/2029	CAD	9,680,000	8,049,918
Government of Canada, 1.25%, 6/01/2030		8,885,000	6,830,334
Government of Canada, 5%, 6/01/2037		2,090,000	2,470,298
Government of Japan, 1.8%, 9/20/2030	JPY	1,104,450,000	12,228,659
Government of Japan, 1.8%, 6/20/2031		1,762,950,000	19,666,055
Government of Japan, 2.4%, 3/20/2037		718,950,000	9,076,195
Government of Japan, 0.5%, 6/20/2038		494,450,000	4,778,539
Government of Japan, 2.3%, 3/20/2040		610,350,000	7,867,239
Government of New Zealand, 1.5%, 5/15/2031	NZD	7,230,000	4,712,801
Kingdom of Belgium, 1.45%, 6/22/2037	EUR	4,289,000	5,550,195
Kingdom of Spain, 1.85%, 7/30/2035		4,418,000	5,377,319
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	28,020,000	3,109,523
Kingdom of the Netherlands, 3.75%, 1/15/2042	EUR	1,725,000	3,497,396
Republic of Cyprus, 1.5%, 4/16/2027		2,750,000	2,953,316
Republic of Cyprus, 0.625%, 1/21/2030		4,740,000	4,570,282
Republic of Cyprus, 2.75%, 2/26/2034		1,320,000	1,533,313
Republic of Cyprus, 1.25%, 1/21/2040		1,430,000	1,305,209
Republic of Cyprus, 2.75%, 5/03/2049		660,000	769,463
Republic of Finland, 0.5%, 9/15/2029 (n)		2,600,000	3,032,163
Republic of France, 1.25%, 5/25/2036		6,030,000	7,632,317
Republic of France, 1.5%, 5/25/2050		5,286,000	7,237,759
Republic of France, 0.75%, 5/25/2052 (n)		1,518,590	1,723,440
Republic of Italy, 0.35%, 2/01/2025		5,895,000	6,220,989
Republic of Italy, 0.95%, 8/01/2030		4,835,000	4,879,890
Republic of Italy, 2.95%, 9/01/2038 (n)		828,000	995,335
Republic of New Zealand, 2.75%, 4/15/2037	NZD	4,837,000	3,699,696
Republic of Portugal, 0.7%, 10/15/2027 (n)	EUR	2,234,375	2,463,143
Republic of Portugal, 2.25%, 4/18/2034		541,000	683,147
Republic of Portugal, 4.1%, 4/15/2037		3,772,000	5,928,621
United Kingdom Treasury, 0.875%, 10/22/2029	GBP	5,850,000	7,844,041
United Kingdom Treasury, 1.75%, 9/07/2037		7,296,000	11,062,474
United Kingdom Treasury, 1.75%, 1/22/2049		1,585,000	2,617,310

			$180,604,743
Local Authorities - 0.5%
Province of Alberta, 0.5%, 4/16/2025	EUR	730,000	$806,242
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	676,304

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Local Authorities - continued
Province of British Columbia, 2.3%, 6/18/2026	CAD	1,895,000	$1,462,184
Province of Ontario, 2.05%, 6/02/2030		4,491,000	3,424,253
Province of Saskatchewan, 3.05%, 12/02/2028		1,500,000	1,213,481

			$7,582,464
Machinery & Tools - 0.0%
John Deere Cash Management S.A., 2.2%, 4/02/2032	EUR	200,000	$243,430

Major Banks - 1.8%
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR -3mo. + 0.81%) to 1/23/2026		$1,469,000	$1,567,655
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028		1,000,000	1,073,272
Bankinter S.A., 0.875%, 7/08/2026	EUR	700,000	734,693
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate-5yr. + 2.35%) to 7/14/2028		800,000	867,435
Credit Agricole S.A., 1.25%, 10/02/2024	GBP	600,000	743,219
Credit Agricole S.A., 1% to 4/22/2025, FLR (EURIBOR - 3mo. + 1.25%) to 4/22/2026	EUR	400,000	438,203
Credit Agricole S.A., 0.875%, 1/14/2032		600,000	630,728
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		750,000	819,935
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)		$1,500,000	1,589,376
Erste Group Bank AG, 0.875%, 5/22/2026	EUR	500,000	530,053
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030		700,000	717,449
HSBC Holdings PLC, 4.375%, 11/23/2026		$1,075,000	1,166,253
JPMorgan Chase & Co., 4.5%, 1/24/2022		1,287,000	1,358,682
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,521,000	1,595,082
JPMorgan Chase & Co., 3.54%, 5/01/2028		997,000	1,074,632
Lloyds Banking Group PLC, 1.875%, 1/15/2026	GBP	550,000	673,183
Morgan Stanley, 5.5%, 7/28/2021		$400,000	419,529
Morgan Stanley, 3.125%, 1/23/2023		1,657,000	1,723,504
Nationwide Building Society, 1.5%, 3/08/2026	EUR	850,000	945,221
Nationwide Building Society, 2%, 7/25/2029		700,000	755,427
NatWest Markets PLC, 2.75%, 4/02/2025		700,000	798,812
PNC Financial Services Group, Inc., 2.55%, 1/22/2030		$949,000	971,141
Sumitomo Mitsui Financial Group, Inc., 0.465%, 5/30/2024	EUR	400,000	426,902
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$816,000	878,617
Svenska Handelsbanken AB, 0.5%, 2/18/2030	EUR	950,000	998,145
Svenska Handelsbanken AB, 5.25%, 12/29/2049		$1,091,000	1,080,908
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		600,000	612,165
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		1,742,000	1,796,734

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued

Major Banks - continued
Wells Fargo & Co., 0.625%, 8/14/2030	EUR	850,000	$856,397
Wells Fargo & Co., 3.9%, 5/01/2045		$811,000	931,521

			$28,774,873
Medical & Health Technology & Services - 0.4%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$231,000	$251,327
BayCare Health System, Inc., 3.831%, 11/15/2050		1,178,000	1,377,099
Cigna Corp., 4.125%, 11/15/2025		894,000	1,002,333
HCA, Inc., 5.125%, 6/15/2039		374,000	436,194
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		542,000	657,322
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,582,000	1,662,226
Thermo Fisher Scientific, Inc., 0.875%, 10/01/2031	EUR	350,000	372,748
Toledo Hospital, 6.015%, 11/15/2048		$590,000	714,107

			$6,473,356
Medical Equipment - 0.1%
Abbott Ireland Financing DAC, 1.5%, 9/27/2026	EUR	700,000	$814,334
Boston Scientific Corp., 0.625%, 12/01/2027		300,000	310,825
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		250,000	265,483

			$1,390,642
Midstream - 0.2%
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)		$493,000	$451,067
MPLX LP, 4.5%, 4/15/2038		643,000	574,102
Plains All American Pipeline, 3.55%, 12/15/2029		507,000	432,136
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,141,000	1,116,585
Western Midstream Operating LP, 5.25%, 2/01/2050		586,000	460,743

			$3,034,633
Mortgage-Backed - 4.1%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$7,813,299	$8,667,758
Fannie Mae, 5.5%, 1/01/2037		25,022	28,604
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		265,932	304,472
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		1,816,819	2,076,993
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		3,842,725	4,204,562
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		3,270,847	3,560,726
Fannie Mae, 3%, 2/01/2050 - 3/01/2050		2,173,054	2,295,373
Fannie Mae, 2.5%, 3/01/2050		482,423	502,597
Fannie Mae, TBA, 3%, 6/17/2035 - 6/25/2050		6,475,000	6,826,491
Fannie Mae, TBA, 2.5%, 6/25/2035		3,925,000	4,100,552
Fannie Mae, TBA, 3.5%, 5/25/2050 - 6/25/2050		400,000	422,957
Freddie Mac, 3.224%, 3/25/2027		4,500,000	5,041,803
Freddie Mac, 3.194%, 7/25/2027		3,914,000	4,392,499
Freddie Mac, 3.286%, 11/25/2027		2,576,000	2,909,295

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.9%, 4/25/2028		$3,240,000	$3,823,758
Freddie Mac, 3.926%, 7/25/2028		1,125,000	1,333,756
Freddie Mac, 5.5%, 7/01/2037		49,819	56,883
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		2,313,954	2,568,928
Freddie Mac, 5%, 7/01/2041		1,077,708	1,230,323
Freddie Mac, 3.5%, 1/01/2047		2,039,569	2,173,271
Ginnie Mae, 5%, 5/15/2040		415,284	466,723
Ginnie Mae, 3.5%, 6/20/2043 - 11/20/2049		4,485,398	4,801,849
Ginnie Mae, 3%, 4/20/2050		1,400,000	1,491,908
Ginnie Mae, TBA, 3%, 5/15/2050 - 6/22/2050		2,750,000	2,924,626

			$66,206,707
Municipals - 0.3%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$100,000	$100,718
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		945,000	972,093
Missouri Health & Educational Facilities Authority, Taxable Education Facilities Rev. (Washington University of St. Louis), “A”, 3.229%, 5/15/2050		1,715,000	1,894,218
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029		801,000	947,767
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	1,132,487
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022		425,000	425,633

			$5,472,916
Natural Gas - Distribution - 0.2%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$857,000	$908,825
ENGIE S.A., 0.5%, 10/24/2030	EUR	700,000	753,904
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		$710,000	590,365
Naturgy Finance B.V., 1.25%, 1/15/2026	EUR	700,000	788,512
NiSource, Inc., 3.6%, 5/01/2030		$708,000	789,930

			$3,831,536
Natural Gas - Pipeline - 0.0%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$585,000	$644,236

Network & Telecom - 0.0%
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	550,000	$597,973

Oil Services - 0.0%
Halliburton Co., 5%, 11/15/2045		$491,000	$398,582

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Oils - 0.1%
Neste Oyj, 1.5%, 6/07/2024	EUR	800,000	$882,873
Phillips 66, 4.875%, 11/15/2044		$477,000	535,612

			$1,418,485
Other Banks & Diversified Financials - 0.8%
AIB Group PLC, 1.25%, 5/28/2024	EUR	825,000	$879,851
Bank Leumi le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031 (n)		$735,000	679,324
Banque Federative du Credit Mutuel S.A., 1.25%, 12/05/2025	GBP	800,000	978,424
Belfius Bank S.A., 0.375%, 2/13/2026	EUR	1,100,000	1,142,724
BPCE S.A., 5.25%, 4/16/2029	GBP	700,000	1,046,266
Citizens Financial Group, Inc., 2.375%, 7/28/2021		$825,000	830,759
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	700,000	844,682
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$950,000	1,000,443
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	600,000	731,093
ING Groep N.V., 1%, 11/13/2030	EUR	700,000	738,993
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	550,000	632,303
KBC Group N.V., 0.5% to 12/03/2024, FLR (EUR Swap Rate - 5yr. + 1.1%) to 12/03/2029	EUR	300,000	310,042
Macquarie Group Ltd., 1.25% to 3/5/2024, FLR (EURIBOR -3mo. + 0.839%) to 3/05/2025		700,000	755,282
UBS AG, 5.125%, 5/15/2024		$1,530,000	1,614,064
Virgin Money U.K. PLC, 4%, 9/03/2027	GBP	680,000	832,939

			$13,017,189
Pharmaceuticals - 0.1%
Allergan PLC, 2.625%, 11/15/2028	EUR	710,000	$872,626

Real Estate - Apartment - 0.0%
Camden Property Trust, 2.8%, 5/15/2030		$260,000	$269,666

Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$853,000	$876,399
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	840,000	877,900
Merlin Properties SOCIMI S.A., REIT, 1.875%, 12/04/2034		600,000	576,322

			$2,330,621
Real Estate - Other - 0.1%
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	730,000	$751,438

Real Estate - Retail - 0.1%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		$897,000	$768,037

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - 0.0%
Home Depot, Inc., 4.875%, 2/15/2044		$410,000	$540,845

Supermarkets - 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	$572,531
Tesco Corp. Treasury Services PLC, 2.5%, 5/02/2025	GBP	600,000	774,831

			$1,347,362
Supranational - 0.1%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	$334,135
West African Development Bank, 4.7%, 10/22/2031		$1,759,000	1,583,100

			$1,917,235
Telecommunications - Wireless - 0.3%
American Tower Corp., REIT, 3.5%, 1/31/2023		$412,000	$435,401
American Tower Corp., REIT, 4%, 6/01/2025		1,050,000	1,156,283
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	461,504
Rogers Communications, Inc., 3.7%, 11/15/2049		459,000	493,129
Tele2 AB, 2.125%, 5/15/2028	EUR	1,140,000	1,329,754
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)		$1,392,000	1,471,929

			$5,348,000
Tobacco - 0.1%
B.A.T. Netherlands Finance B.V., 2.375%, 10/07/2024	EUR	718,000	$820,772
Imperial Brands Finance PLC, 1.375%, 1/27/2025		550,000	599,446

			$1,420,218
Transportation - Services - 0.3%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	1,100,000	$1,346,425
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$537,000	690,020
Heathrow Funding Ltd., 1.5%, 2/11/2030	EUR	500,000	536,344
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	375,000	616,004
Transurban Finance Co., 1.75%, 3/29/2028	EUR	584,000	641,190
Vinci S.A., 3.75%, 4/10/2029 (n)		$1,334,000	1,496,374

			$5,326,357
U.S. Government Agencies and Equivalents - 0.0%
Small Business Administration, 5.31%, 5/01/2027		$86,372	$93,678
Small Business Administration, 2.22%, 3/01/2033		552,823	568,728

			$662,406
U.S. Treasury Obligations - 5.7%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$15,331,000	$22,029,928
U.S. Treasury Bonds, 3.125%, 2/15/2043		5,115,200	7,049,385

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 2.25%, 8/15/2049		$639,900	$791,576
U.S. Treasury Bonds, 2.375%, 11/15/2049		4,302,000	5,465,389
U.S. Treasury Notes, 2%, 11/15/2026 (f)		4,316,000	4,734,281
U.S. Treasury Notes, 2.25%, 11/15/2027		12,102,000	13,640,278
U.S. Treasury Notes, 2.375%, 5/15/2029		27,150,700	31,395,118
U.S. Treasury Notes, TIPS, 0.375%, 7/15/2027		5,645,886	5,986,745

			$91,092,700
Utilities - Electric Power - 0.9%
American Electric Power, 2.3%, 3/01/2030		$1,385,000	$1,366,657
AusNet Services Holdings Pty Ltd., 0.625%, 8/25/2030	EUR	750,000	797,648
Duke Energy Corp., 3.75%, 9/01/2046		$860,000	975,086
Emera U.S. Finance LP, 2.7%, 6/15/2021		259,000	260,473
Emera U.S. Finance LP, 3.55%, 6/15/2026		307,000	324,022
Enel Americas S.A., 4%, 10/25/2026		3,133,000	3,203,524
Enel Finance International N.V., 0.375%, 6/17/2027	EUR	350,000	373,301
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$875,000	910,376
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		456,000	527,498
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		706,000	684,121
Evergy, Inc., 2.9%, 9/15/2029		1,171,000	1,200,532
Exelon Corp., 3.497%, 6/01/2022		511,000	526,517
Georgia Power Co., 3.7%, 1/30/2050		583,000	659,624
PPL Capital Funding, Inc., 5%, 3/15/2044		276,000	327,772
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		144,000	147,697
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,675,000	1,868,442
Virginia Electric & Power Co., 2.875%, 7/15/2029		454,000	488,727

			$14,642,017
Utilities - Other - 0.1%
United Utilities Water Finance PLC, 1.75%, 2/10/2038	GBP	600,000	$747,233
Total Bonds (Identified Cost, $566,991,696)			$587,075,340

Preferred Stocks - 0.6%
Consumer Products - 0.5%
Henkel AG & Co. KGaA		83,061	$7,376,455

Electronics - 0.1%
Samsung Electronics Co. Ltd.		70,788	$2,465,312
Total Preferred Stocks (Identified Cost, $5,987,502)			$9,841,767

Convertible Preferred Stocks - 0.1%
Medical Equipment - 0.0%
Danaher Corp., 4.75%		499	$593,371

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks - continued
Utilities - Electric Power - 0.1%
CenterPoint Energy, Inc., 7%	39,539	$1,338,000
Total Convertible Preferred Stocks (Identified Cost, $2,525,691)		$1,931,371

Investment Companies (h) - 3.9%
Money Market Funds - 3.9%
MFS Institutional Money Market Portfolio, 0.41% (v) (Identified Cost, $62,665,380)	62,661,450	$62,667,716

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options - 0.0%
Market Index Securities - 0.0%
Markit iTraxx Europe Crossover Index - May 2020 @ EUR 800 (Premiums Paid, $297,799)	Put	Goldman Sachs International	$11,616,945	EUR 10,500,000	$27,191

Collateral for Securities Loaned - 0.2%
JPMorgan U.S. Government Money Market Fund, 0.25% (j) (Identified Cost, $4,086,745)				4,086,745	$4,086,745

Other Assets, Less Liabilities - (0.6)%					(10,009,267)
Net Assets - 100.0%					$1,613,289,625

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $62,667,716 and $1,560,631,176, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,879,302, representing 3.6% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation

Portfolio of Investments (unaudited) – continued

CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

Derivative Contracts at 4/30/20

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	8,850,461	USD	5,451,283	Deutsche Bank AG	5/22/2020	$316,462
CAD	3,851,210	USD	2,729,377	Citibank N.A.	5/22/2020	37,433
CAD	5,332,394	USD	3,736,295	Deutsche Bank AG	5/22/2020	94,635
CAD	9,078,356	USD	6,473,261	Goldman Sachs International	5/22/2020	48,869
CHF	301,000	USD	309,958	Credit Suisse Group	5/22/2020	2,032
CHF	3,561,000	USD	3,670,442	UBS AG	5/22/2020	20,579
CNH	29,700,000	USD	4,193,951	Citibank N.A.	5/22/2020	148
DKK	13,065,598	USD	1,916,018	Citibank N.A.	5/26/2020	3,555

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
EUR	1,029,105	USD	1,117,971	Credit Suisse Group	5/22/2020	$10,163
EUR	5,793,941	USD	6,313,523	Deutsche Bank AG	5/22/2020	37,962
EUR	15,829,511	USD	17,300,841	Goldman Sachs International	5/22/2020	51,923
EUR	1,353,113	USD	1,480,308	JPMorgan Chase Bank N.A.	5/22/2020	3,014
EUR	1,759,370	USD	1,918,675	Merrill Lynch International	5/20/2020	9,917
EUR	938,267	USD	1,028,013	Merrill Lynch International	5/22/2020	542
EUR	6,240,437	USD	6,778,573	UBS AG	5/22/2020	62,373
GBP	510,000	USD	630,939	Brown Brothers Harriman	5/22/2020	11,448
GBP	8,745,345	USD	10,870,608	Citibank N.A.	5/22/2020	144,872
GBP	5,555,141	USD	6,839,097	Deutsche Bank AG	5/22/2020	158,058
GBP	1,014,464	USD	1,260,441	Goldman Sachs International	5/22/2020	17,360
GBP	2,381,716	USD	2,787,061	JPMorgan Chase Bank N.A.	5/22/2020	212,907
GBP	1,481,105	USD	1,856,361	Morgan Stanley Capital Services, Inc.	5/22/2020	9,213
GBP	1,200,000	USD	1,492,142	UBS AG	5/22/2020	19,356
IDR	30,797,369,000	USD	1,895,573	JPMorgan Chase Bank N.A.	5/11/2020	172,961
JPY	4,675,198,565	USD	42,564,206	Deutsche Bank AG	5/22/2020	1,011,599
JPY	399,980,569	USD	3,717,738	Goldman Sachs International	5/22/2020	10,334
JPY	195,338,000	USD	1,797,621	JPMorgan Chase Bank N.A.	5/22/2020	23,053
JPY	259,989,641	USD	2,413,177	UBS AG	5/22/2020	10,091
KRW	5,815,172,000	USD	4,748,320	Barclays Bank PLC	6/22/2020	28,472
KRW	4,804,860,000	USD	3,925,379	JPMorgan Chase Bank N.A.	6/22/2020	21,507
NOK	34,822,521	USD	2,932,164	JPMorgan Chase Bank N.A.	5/22/2020	467,118
NZD	11,283,000	USD	6,597,649	Goldman Sachs International	5/22/2020	322,971
RUB	100,875,000	USD	1,269,091	JPMorgan Chase Bank N.A.	5/12/2020	88,373
SEK	9,840,000	USD	983,799	Deutsche Bank AG	5/22/2020	25,008
SEK	14,735,000	USD	1,425,972	JPMorgan Chase Bank N.A.	5/22/2020	84,676

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SEK	18,076,000	USD	1,804,132	UBS AG	5/22/2020	$49,038
THB	201,252,000	USD	6,165,919	JPMorgan Chase Bank N.A.	5/18/2020	32,981
USD	14,673,499	CAD	19,666,971	Citibank N.A.	5/22/2020	544,231
USD	7,109,198	CAD	9,633,000	Goldman Sachs International	5/22/2020	188,598
USD	6,005,710	CAD	8,335,823	JPMorgan Chase Bank N.A.	5/22/2020	17,036
USD	1,824,134	CAD	2,429,000	UBS AG	5/22/2020	79,076
USD	586,747	CHF	562,000	UBS AG	5/22/2020	4,227
USD	644,996	DKK	4,357,000	JPMorgan Chase Bank N.A.	5/26/2020	4,874
USD	6,559,541	EUR	5,863,740	Barclays Bank PLC	5/22/2020	131,540
USD	2,401,532	EUR	2,142,422	Citibank N.A.	5/22/2020	52,946
USD	6,967,067	EUR	6,317,903	Deutsche Bank AG	5/22/2020	41,201
USD	1,130,380	EUR	1,021,798	Goldman Sachs International	5/22/2020	10,256
USD	3,070,331	EUR	2,786,262	JPMorgan Chase Bank N.A.	5/22/2020	15,950
USD	1,907,904	EUR	1,699,457	Merrill Lynch International	5/22/2020	44,910
USD	22,025,060	EUR	19,717,530	Morgan Stanley Capital Services, Inc.	5/22/2020	410,139
USD	2,583,548	EUR	2,348,267	UBS AG	5/22/2020	9,310
USD	21,872,614	GBP	16,915,782	Merrill Lynch International	5/22/2020	565,796
USD	771,175	GBP	597,372	UBS AG	5/20/2020	18,743
USD	8,024,415	JPY	840,389,000	Barclays Bank PLC	5/22/2020	191,459
USD	9,130,292	JPY	970,000,000	Deutsche Bank AG	5/22/2020	89,280
USD	6,905,138	JPY	716,556,519	JPMorgan Chase Bank N.A.	5/22/2020	226,379
USD	3,166	MXN	61,829	JPMorgan Chase Bank N.A.	5/22/2020	608
USD	5,370,877	NOK	51,361,000	BNP Paribas S.A.	5/22/2020	357,153
USD	6,453,751	NZD	10,237,371	Brown Brothers Harriman	5/22/2020	174,486
USD	3,575,710	SEK	34,526,000	BNP Paribas S.A.	5/22/2020	36,069
USD	4,311,339	THB	136,348,250	JPMorgan Chase Bank N.A.	5/18/2020	111,584

						$6,946,854

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
AUD	6,969,769	USD	4,575,033	Brown Brothers Harriman	5/22/2020	$(32,913)
AUD	665,000	USD	434,091	Deutsche Bank AG	5/22/2020	(718)
CAD	1,658,454	USD	1,194,073	Deutsche Bank AG	5/22/2020	(2,596)
CAD	974,017	USD	709,637	JPMorgan Chase Bank N.A.	5/22/2020	(9,878)
CAD	7,351,814	USD	5,285,097	UBS AG	5/22/2020	(3,361)
CNH	175,563,000	USD	24,871,508	JPMorgan Chase Bank N.A.	5/22/2020	(79,298)
CZK	5,266,000	USD	225,972	Merrill Lynch International	5/22/2020	(12,953)
EUR	4,897,645	USD	5,540,240	Barclays Bank PLC	5/22/2020	(171,301)
EUR	51,740	USD	58,509	BNP Paribas S.A.	5/22/2020	(1,790)
EUR	2,428,981	USD	2,725,885	Brown Brothers Harriman	5/22/2020	(63,166)
EUR	9,970,560	USD	11,294,778	Citibank N.A.	5/22/2020	(364,764)
EUR	17,625,348	USD	19,720,855	Deutsche Bank AG	5/22/2020	(399,444)
EUR	5,474,874	USD	6,050,158	Goldman Sachs International	5/22/2020	(48,443)
EUR	8,886,616	USD	9,837,578	JPMorgan Chase Bank N.A.	5/22/2020	(95,815)
EUR	2,775,645	USD	3,152,415	Morgan Stanley Capital Services, Inc.	5/22/2020	(109,674)
EUR	69,240	USD	78,581	UBS AG	5/22/2020	(2,677)
GBP	519,869	USD	672,122	Citibank N.A.	5/22/2020	(17,303)
GBP	465,195	USD	604,192	Morgan Stanley Capital Services, Inc.	5/20/2020	(18,246)
GBP	1,305,836	USD	1,649,225	Morgan Stanley Capital Services, Inc.	5/22/2020	(4,417)
ILS	2,402,000	USD	702,974	Citibank N.A.	5/22/2020	(13,612)
JPY	2,052,594,500	USD	19,473,353	Deutsche Bank AG	5/22/2020	(341,876)
JPY	275,000,000	USD	2,573,948	Goldman Sachs International	5/22/2020	(10,774)
JPY	324,920,794	USD	3,047,614	Merrill Lynch International	5/22/2020	(19,147)
KRW	756,712,000	USD	623,229	Citibank N.A.	6/22/2020	(1,638)
KRW	1,020,880,000	USD	844,121	JPMorgan Chase Bank N.A.	6/15/2020	(5,677)
MXN	13,955,717	USD	603,208	Goldman Sachs International	5/22/2020	(25,946)
MXN	18,460,273	USD	836,363	UBS AG	5/22/2020	(72,776)
NOK	34,241,000	USD	3,649,330	Goldman Sachs International	5/22/2020	(306,815)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
NOK	16,233,000	USD	1,611,048	JPMorgan Chase Bank N.A.	5/22/2020	$(26,426)
NOK	4,924,336	USD	524,931	Merrill Lynch International	5/22/2020	(44,230)
PLN	6,279,803	USD	1,583,859	JPMorgan Chase Bank N.A.	5/22/2020	(70,505)
SEK	29,257,324	USD	3,016,468	Goldman Sachs International	5/22/2020	(16,977)
SGD	1,900,000	USD	1,360,759	Goldman Sachs International	5/22/2020	(13,297)
USD	4,976,662	AUD	8,184,592	Deutsche Bank AG	5/22/2020	(357,144)
USD	4,163,570	AUD	6,599,000	JPMorgan Chase Bank N.A.	5/22/2020	(136,924)
USD	171,633	AUD	270,000	UBS AG	5/22/2020	(4,323)
USD	1,125,943	CAD	1,588,000	Citibank N.A.	5/22/2020	(14,918)
USD	4,272,100	CAD	6,033,892	Deutsche Bank AG	5/22/2020	(62,806)
USD	695,416	CAD	979,111	Goldman Sachs International	5/22/2020	(8,004)
USD	3,274,042	CAD	4,633,052	JPMorgan Chase Bank N.A.	5/22/2020	(54,464)
USD	267,541	CAD	378,000	UBS AG	5/22/2020	(4,024)
USD	2,822,072	CNH	20,000,000	Citibank N.A.	5/22/2020	(2,237)
USD	1,680,996	EUR	1,546,000	Citibank N.A.	5/22/2020	(13,774)
USD	22,882,497	EUR	21,021,032	Deutsche Bank AG	5/22/2020	(161,361)
USD	2,838,671	EUR	2,620,304	Goldman Sachs International	5/22/2020	(33,781)
USD	1,193,787	EUR	1,098,531	JPMorgan Chase Bank N.A.	5/22/2020	(10,454)
USD	664,234	EUR	609,120	Merrill Lynch International	5/20/2020	(3,474)
USD	627,454	EUR	579,142	Merrill Lynch International	5/22/2020	(7,418)
USD	994,702	EUR	919,117	Morgan Stanley Capital Services, Inc.	5/22/2020	(12,860)
USD	3,220,819	EUR	2,961,236	UBS AG	5/22/2020	(25,374)
USD	4,749,958	GBP	3,830,778	Citibank N.A.	5/22/2020	(75,221)
USD	1,418,160	GBP	1,158,000	Credit Suisse Group	5/22/2020	(40,436)
USD	3,801,448	GBP	3,163,565	Deutsche Bank AG	5/22/2020	(183,320)
USD	3,545,338	GBP	2,895,982	JPMorgan Chase Bank N.A.	5/22/2020	(102,392)
USD	1,604,692	GBP	1,307,000	Morgan Stanley Capital Services, Inc.	5/22/2020	(41,582)
USD	4,426,990	JPY	488,525,000	Citibank N.A.	5/22/2020	(126,371)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	2,340,098	JPY	254,953,000	Deutsche Bank AG	5/22/2020	$(36,226)
USD	439,783	JPY	47,334,000	UBS AG	5/22/2020	(1,400)
USD	3,116,944	NOK	32,583,000	Deutsche Bank AG	5/22/2020	(63,721)
USD	5,488,155	NZD	9,197,390	Deutsche Bank AG	5/22/2020	(153,220)
USD	1,481,715	NZD	2,468,156	JPMorgan Chase Bank N.A.	5/22/2020	(32,170)
USD	929,651	NZD	1,549,406	UBS AG	5/22/2020	(20,703)
USD	3,003,408	SEK	30,302,906	Citibank N.A.	5/22/2020	(103,277)
USD	1,196,460	SEK	11,895,000	Deutsche Bank AG	5/22/2020	(23,028)

						$(4,324,860)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	212	$31,583,931	June - 2020	$78,520
Euro-Bund 10 yr	Short	EUR	144	27,525,473	June - 2020	97,519
U.S. Treasury Note 2 yr	Long	USD	10	2,204,297	June - 2020	32,111

						$208,150

Liability Derivatives

Interest Rate Futures
Euro-Buxl 30 yr	Short	EUR	16	$3,843,365	June - 2020	$(12,310)
Long Gilt 10 yr	Short	GBP	13	2,254,631	June - 2020	(9,375)
U.S. Treasury Bond	Short	USD	66	11,948,062	June - 2020	(458,622)
U.S. Treasury Note 10 yr	Short	USD	56	7,787,500	June - 2020	(328,236)
U.S. Treasury Note 5 yr	Short	USD	325	40,782,422	June - 2020	(833,248)
U.S. Treasury Ultra Bond	Short	USD	15	3,371,719	June - 2020	(154,336)
U.S. Treasury Ultra Note 10 yr	Short	USD	285	44,753,906	June - 2020	(2,797,534)

						$(4,593,661)

At April 30, 2020, the fund had cash collateral of $307,000 and other liquid securities with an aggregate value of $3,408,099 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $3,910,458 of securities on loan (identified cost, $1,326,829,905)	$1,560,631,176
Investments in affiliated issuers, at value (identified cost, $62,665,380)	62,667,716
Cash	132,293
Restricted cash for
Forward foreign currency exchange contracts	307,000
Receivables for
Forward foreign currency exchange contracts	6,946,854
Investments sold	38,998,684
Investments sold on an extended settlement basis	13,385,489
Fund shares sold	1,452,025
Interest and dividends	8,777,051
Receivable from investment adviser	52,576
Other assets	3,994
Total assets	$1,693,354,858

Liabilities
Payable to custodian	$81,032
Payables for
Forward foreign currency exchange contracts	4,324,860
Net daily variation margin on open futures contracts	454,960
Investments purchased	40,223,652
Investments purchased on an extended settlement basis	27,596,116
Fund shares reacquired	2,324,061
Collateral for securities loaned, at value	4,086,745
Payable to affiliates
Administrative services fee	1,334
Shareholder servicing costs	789,107
Distribution and service fees	20,348
Payable for independent Trustees’ compensation	2,522
Deferred country tax expense payable	33,317
Accrued expenses and other liabilities	127,179
Total liabilities	$80,065,233
Net assets	$1,613,289,625

Net assets consist of
Paid-in capital	$1,362,507,703
Total distributable earnings (loss)	250,781,922
Net assets	$1,613,289,625
Shares of beneficial interest outstanding	96,315,155

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$671,193,508	39,904,820	$16.82
Class B	21,515,313	1,252,520	17.18
Class C	171,163,689	10,119,560	16.91
Class I	500,634,619	30,098,429	16.63
Class R1	2,361,616	140,397	16.82
Class R2	6,503,702	390,850	16.64
Class R3	18,012,216	1,074,273	16.77
Class R4	6,610,764	392,489	16.84
Class R6	215,294,198	12,941,817	16.64

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.85 [100 / 94.25 x $16.82]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$15,062,886
Interest	7,144,165
Dividends from affiliated issuers	287,273
Income on securities loaned	29,069
Other	17,240
Foreign taxes withheld	(1,364,192)
Total investment income	$21,176,441
Expenses
Management fee	$6,612,359
Distribution and service fees	2,067,343
Shareholder servicing costs	847,866
Administrative services fee	120,455
Independent Trustees’ compensation	16,402
Custodian fee	123,964
Shareholder communications	60,119
Audit and tax fees	40,491
Legal fees	8,161
Miscellaneous	112,955
Total expenses	$10,010,115
Fees paid indirectly	(13,853)
Reduction of expenses by investment adviser and distributor	(684,997)
Net expenses	$9,311,265
Net investment income (loss)	$11,865,176

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$43,531,014
Affiliated issuers	6,417
Written options	33,276
Futures contracts	(3,178,286)
Swap agreements	2,481,068
Forward foreign currency exchange contracts	(4,970,939)
Foreign currency	43,836
Net realized gain (loss)	$37,946,386
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $7,886 increase in deferred country tax)	$(150,908,793)
Affiliated issuers	(4,768)
Written options	(3,797)
Futures contracts	(7,399,731)
Swap agreements	(3,150)
Forward foreign currency exchange contracts	3,534,245
Translation of assets and liabilities in foreign currencies	40,045
Net unrealized gain (loss)	$(154,745,949)
Net realized and unrealized gain (loss)	$(116,799,563)
Change in net assets from operations	$(104,934,387)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/20 (unaudited)	Year ended 10/31/19

From operations
Net investment income (loss)	$11,865,176	$32,153,864
Net realized gain (loss)	37,946,386	47,760,692
Net unrealized gain (loss)	(154,745,949)	125,441,109
Change in net assets from operations	$(104,934,387)	$205,355,665
Total distributions to shareholders	$(67,947,757)	$(57,630,110)
Change in net assets from fund share transactions	$(49,132,960)	$(409,379,454)
Total change in net assets	$(222,015,104)	$(261,653,899)

Net assets
At beginning of period	1,835,304,729	2,096,958,628
At end of period	$1,613,289,625	$1,835,304,729

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/20		Year ended
Class A			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$18.51		$17.02	$18.08	$16.42		$16.49	$16.80

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.30	$0.27	$0.23	(c)	$0.26	$0.25
Net realized and unrealized gain (loss)	(1.12)		1.70	(0.81)	1.70		0.40	(0.22)
Total from investment operations	$(1.00)		$2.00	$(0.54)	$1.93		$0.66	$0.03

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.23)	$(0.28)	$(0.27)		$(0.11)	$(0.16)
From net realized gain	(0.51)		(0.28)	(0.24)	—		(0.62)	(0.18)
Total distributions declared to shareholders	$(0.69)		$(0.51)	$(0.52)	$(0.27)		$(0.73)	$(0.34)
Net asset value, end of period (x)	$16.82		$18.51	$17.02	$18.08		$16.42	$16.49
Total return (%) (r)(s)(t)(x)	(5.68	)(n)	12.03	(3.12)	11.88	(c)	4.21	0.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.16	1.15	1.20	(c)	1.27	1.28
Expenses after expense reductions (f)	1.09	(a)	1.09	1.09	1.08	(c)	1.12	1.13
Net investment income (loss)	1.33	(a)	1.70	1.48	1.35	(c)	1.59	1.51
Portfolio turnover	47	(n)	65	52	41		36	54
Net assets at end of period (000 omitted)	$671,194		$754,092	$731,699	$781,298		$823,267	$802,412

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class B			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$18.88		$17.34	$18.41	$16.73		$16.82	$17.21

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.17	$0.13	$0.11	(c)	$0.14	$0.13
Net realized and unrealized gain (loss)	(1.14)		1.73	(0.83)	1.74		0.40	(0.22)
Total from investment operations	$(1.09)		$1.90	$(0.70)	$1.85		$0.54	$(0.09)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.08)	$(0.13)	$(0.17)		$(0.01)	$(0.12)
From net realized gain	(0.51)		(0.28)	(0.24)	—		(0.62)	(0.18)
Total distributions declared to shareholders	$(0.61)		$(0.36)	$(0.37)	$(0.17)		$(0.63)	$(0.30)
Net asset value, end of period (x)	$17.18		$18.88	$17.34	$18.41		$16.73	$16.82
Total return (%) (r)(s)(t)(x)	(6.02	)(n)	11.21	(3.90)	11.11	(c)	3.37	(0.53)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	1.91	1.90	1.95	(c)	2.02	2.03
Expenses after expense reductions (f)	1.84	(a)	1.84	1.84	1.84	(c)	1.87	1.88
Net investment income (loss)	0.56	(a)	0.96	0.72	0.61	(c)	0.83	0.75
Portfolio turnover	47	(n)	65	52	41		36	54
Net assets at end of period (000 omitted)	$21,515		$28,393	$36,088	$48,598		$55,070	$60,197

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class C			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$18.60		$17.10	$18.15	$16.51		$16.60	$17.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.17	$0.13	$0.10	(c)	$0.14	$0.13
Net realized and unrealized gain (loss)	(1.12)		1.70	(0.80)	1.71		0.40	(0.23)
Total from investment operations	$(1.07)		$1.87	$(0.67)	$1.81		$0.54	$(0.10)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.09)	$(0.14)	$(0.17)		$(0.01)	$(0.12)
From net realized gain	(0.51)		(0.28)	(0.24)	—		(0.62)	(0.18)
Total distributions declared to shareholders	$(0.62)		$(0.37)	$(0.38)	$(0.17)		$(0.63)	$(0.30)
Net asset value, end of period (x)	$16.91		$18.60	$17.10	$18.15		$16.51	$16.60
Total return (%) (r)(s)(t)(x)	(6.04	)(n)	11.14	(3.81)	11.03	(c)	3.44	(0.59)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	1.91	1.90	1.95	(c)	2.02	2.03
Expenses after expense reductions (f)	1.84	(a)	1.84	1.84	1.84	(c)	1.87	1.88
Net investment income (loss)	0.57	(a)	0.96	0.72	0.60	(c)	0.84	0.75
Portfolio turnover	47	(n)	65	52	41		36	54
Net assets at end of period (000 omitted)	$171,164		$211,090	$255,464	$337,099		$359,421	$323,241

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class I			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$18.31		$16.85	$17.91	$16.26		$16.34	$16.65

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.34	$0.31	$0.28	(c)	$0.31	$0.29
Net realized and unrealized gain (loss)	(1.11)		1.67	(0.81)	1.69		0.38	(0.22)
Total from investment operations	$(0.97)		$2.01	$(0.50)	$1.97		$0.69	$0.07

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.27)	$(0.32)	$(0.32)		$(0.15)	$(0.20)
From net realized gain	(0.51)		(0.28)	(0.24)	—		(0.62)	(0.18)
Total distributions declared to shareholders	$(0.71)		$(0.55)	$(0.56)	$(0.32)		$(0.77)	$(0.38)
Net asset value, end of period (x)	$16.63		$18.31	$16.85	$17.91		$16.26	$16.34
Total return (%) (r)(s)(t)(x)	(5.56	)(n)	12.26	(2.90)	12.22	(c)	4.45	0.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.91	0.90	0.95	(c)	1.01	1.03
Expenses after expense reductions (f)	0.84	(a)	0.84	0.84	0.84	(c)	0.87	0.88
Net investment income (loss)	1.57	(a)	1.94	1.75	1.64	(c)	1.92	1.75
Portfolio turnover	47	(n)	65	52	41		36	54
Net assets at end of period (000 omitted)	$500,635		$569,767	$667,895	$585,360		$494,880	$212,571

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R1			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$18.51		$17.02	$18.08	$16.44		$16.54	$16.93

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.17	$0.12	$0.10	(c)	$0.13	$0.13
Net realized and unrealized gain (loss)	(1.12)		1.69	(0.80)	1.71		0.40	(0.23)
Total from investment operations	$(1.07)		$1.86	$(0.68)	$1.81		$0.53	$(0.10)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.09)	$(0.14)	$(0.17)		$(0.01)	$(0.11)
From net realized gain	(0.51)		(0.28)	(0.24)	—		(0.62)	(0.18)
Total distributions declared to shareholders	$(0.62)		$(0.37)	$(0.38)	$(0.17)		$(0.63)	$(0.29)
Net asset value, end of period (x)	$16.82		$18.51	$17.02	$18.08		$16.44	$16.54
Total return (%) (r)(s)(t)(x)	(6.05	)(n)	11.18	(3.84)	11.09	(c)	3.39	(0.55)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	1.91	1.90	1.95	(c)	2.02	2.03
Expenses after expense reductions (f)	1.84	(a)	1.84	1.84	1.84	(c)	1.87	1.88
Net investment income (loss)	0.58	(a)	0.96	0.65	0.59	(c)	0.81	0.75
Portfolio turnover	47	(n)	65	52	41		36	54
Net assets at end of period (000 omitted)	$2,362		$2,483	$2,352	$2,578		$2,875	$3,195

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R2			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$18.31		$16.84	$17.89	$16.26		$16.35	$16.68

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.25	$0.22	$0.19	(c)	$0.23	$0.21
Net realized and unrealized gain (loss)	(1.10)		1.68	(0.80)	1.68		0.38	(0.22)
Total from investment operations	$(1.01)		$1.93	$(0.58)	$1.87		$0.61	$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.18)	$(0.23)	$(0.24)		$(0.08)	$(0.14)
From net realized gain	(0.51)		(0.28)	(0.24)	—		(0.62)	(0.18)
Total distributions declared to shareholders	$(0.66)		$(0.46)	$(0.47)	$(0.24)		$(0.70)	$(0.32)
Net asset value, end of period (x)	$16.64		$18.31	$16.84	$17.89		$16.26	$16.35
Total return (%) (r)(s)(t)(x)	(5.78	)(n)	11.74	(3.37)	11.59	(c)	3.93	(0.03)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.41	1.40	1.45	(c)	1.52	1.53
Expenses after expense reductions (f)	1.34	(a)	1.34	1.34	1.34	(c)	1.37	1.38
Net investment income (loss)	1.02	(a)	1.44	1.21	1.11	(c)	1.40	1.25
Portfolio turnover	47	(n)	65	52	41		36	54
Net assets at end of period (000 omitted)	$6,504		$11,286	$13,788	$21,141		$20,926	$11,577

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R3			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$18.45		$16.97	$18.03	$16.37		$16.44	$16.75

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.30	$0.26	$0.23	(c)	$0.26	$0.25
Net realized and unrealized gain (loss)	(1.11)		1.69	(0.80)	1.71		0.40	(0.22)
Total from investment operations	$(0.99)		$1.99	$(0.54)	$1.94		$0.66	$0.03

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.23)	$(0.28)	$(0.28)		$(0.11)	$(0.16)
From net realized gain	(0.51)		(0.28)	(0.24)	—		(0.62)	(0.18)
Total distributions declared to shareholders	$(0.69)		$(0.51)	$(0.52)	$(0.28)		$(0.73)	$(0.34)
Net asset value, end of period (x)	$16.77		$18.45	$16.97	$18.03		$16.37	$16.44
Total return (%) (r)(s)(t)(x)	(5.64	)(n)	12.01	(3.14)	11.94	(c)	4.23	0.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.16	1.15	1.20	(c)	1.27	1.27
Expenses after expense reductions (f)	1.09	(a)	1.09	1.09	1.09	(c)	1.12	1.13
Net investment income (loss)	1.33	(a)	1.69	1.47	1.35	(c)	1.62	1.50
Portfolio turnover	47	(n)	65	52	41		36	54
Net assets at end of period (000 omitted)	$18,012		$20,300	$18,795	$21,193		$15,157	$11,368

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R4			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$18.54		$17.05	$18.11	$16.44		$16.51	$16.82

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.34	$0.31	$0.27	(c)	$0.29	$0.29
Net realized and unrealized gain (loss)	(1.13)		1.70	(0.81)	1.72		0.41	(0.22)
Total from investment operations	$(0.99)		$2.04	$(0.50)	$1.99		$0.70	$0.07

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.27)	$(0.32)	$(0.32)		$(0.15)	$(0.20)
From net realized gain	(0.51)		(0.28)	(0.24)	—		(0.62)	(0.18)
Total distributions declared to shareholders	$(0.71)		$(0.55)	$(0.56)	$(0.32)		$(0.77)	$(0.38)
Net asset value, end of period (x)	$16.84		$18.54	$17.05	$18.11		$16.44	$16.51
Total return (%) (r)(s)(t)(x)	(5.60	)(n)	12.30	(2.87)	12.20	(c)	4.45	0.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.91	0.90	0.95	(c)	1.02	1.03
Expenses after expense reductions (f)	0.84	(a)	0.84	0.84	0.84	(c)	0.87	0.88
Net investment income (loss)	1.57	(a)	1.95	1.71	1.59	(c)	1.79	1.73
Portfolio turnover	47	(n)	65	52	41		36	54
Net assets at end of period (000 omitted)	$6,611		$7,570	$7,514	$6,063		$7,629	$10,758

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R6			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$18.32		$16.85	$17.91	$16.26		$16.34	$16.65

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.35	$0.33	$0.28	(c)	$0.31	$0.30
Net realized and unrealized gain (loss)	(1.11)		1.69	(0.81)	1.70		0.40	(0.21)
Total from investment operations	$(0.96)		$2.04	$(0.48)	$1.98		$0.71	$0.09

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.29)	$(0.34)	$(0.33)		$(0.17)	$(0.22)
From net realized gain	(0.51)		(0.28)	(0.24)	—		(0.62)	(0.18)
Total distributions declared to shareholders	$(0.72)		$(0.57)	$(0.58)	$(0.33)		$(0.79)	$(0.40)
Net asset value, end of period (x)	$16.64		$18.32	$16.85	$17.91		$16.26	$16.34
Total return (%) (r)(s)(t)(x)	(5.51	)(n)	12.44	(2.82)	12.33	(c)	4.54	0.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.81	0.84	(c)	0.92	0.93
Expenses after expense reductions (f)	0.75	(a)	0.75	0.75	0.74	(c)	0.77	0.78
Net investment income (loss)	1.68	(a)	2.03	1.83	1.63	(c)	1.96	1.85
Portfolio turnover	47	(n)	65	52	41		36	54
Net assets at end of period (000 omitted)	$215,294		$230,324	$363,364	$347,795		$110,608	$85,585

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting

Notes to Financial Statements (unaudited) – continued

amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality,

Notes to Financial Statements (unaudited) – continued

coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

Notes to Financial Statements (unaudited) – continued

the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$492,676,943	$1,608,940	$—	$494,285,883
Switzerland	85,115,291	—	—	85,115,291
Japan	—	83,893,425	—	83,893,425
United Kingdom	57,567,103	—	—	57,567,103
France	43,700,997	—	—	43,700,997
Canada	37,190,187	—	—	37,190,187
Germany	30,484,219	—	—	30,484,219
Taiwan	26,383,986	2,645,586	—	29,029,572
Netherlands	25,518,111	—	—	25,518,111
Other Countries	38,923,118	43,733,994	—	82,657,112
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	91,755,106	—	91,755,106
Non-U.S. Sovereign Debt	—	205,706,759	—	205,706,759
Municipal Bonds	—	5,472,916	—	5,472,916
U.S. Corporate Bonds	—	94,419,493	—	94,419,493
Residential Mortgage-Backed Securities	—	66,206,707	—	66,206,707
Commercial Mortgage-Backed Securities	—	8,413,766	—	8,413,766
Asset-Backed Securities (including CDOs)	—	11,794,774	—	11,794,774
Foreign Bonds	—	103,333,010	—	103,333,010
Mutual Funds	66,754,461	—	—	66,754,461
Total	$904,314,416	$718,984,476	$—	$1,623,298,892

Other Financial Instruments
Futures Contracts – Assets	$208,150	$—	$—	$208,150
Futures Contracts – Liabilities	(4,593,661)	—	—	(4,593,661)
Forward Foreign Currency Exchange Contracts – Assets	—	6,946,854	—	6,946,854
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,324,860)	—	(4,324,860)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$208,150	$(4,593,661)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	6,946,854	(4,324,860)
Credit	Purchased Credit Options	27,191	—
Total		$7,254,195	$(8,918,521)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(3,178,286)	$—	$—	$—	$—
Foreign Exchange	—	—	(4,970,939)	—	—
Credit	—	2,481,068	—	(15,641)	33,276
Total	$(3,178,286)	$2,481,068	$(4,970,939)	$(15,641)	$33,276

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(7,399,731)	$—	$—	$—	$—
Foreign Exchange	—	—	3,534,245	—	—
Credit	—	(3,150)	—	(280,294)	(3,797)
Total	$(7,399,731)	$(3,150)	$3,534,245	$(280,294)	$(3,797)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded

Notes to Financial Statements (unaudited) – continued

under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Written Options – In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

Notes to Financial Statements (unaudited) – continued

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter

Notes to Financial Statements (unaudited) – continued

into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized

Notes to Financial Statements (unaudited) – continued

appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash

Notes to Financial Statements (unaudited) – continued

and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $3,910,458. The fair value of the fund’s investment securities on loan and a related liability of $4,086,745 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

TBA Dollar Roll Transactions – The fund enters into TBA dollar roll transactions in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. TBA dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. Some securities may be purchased or sold on an extended settlement basis which includes “when-issued”, “delayed delivery” or “To Be Announced” (TBA) securities. For extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement time. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, TBA, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase (sale) commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in Investments purchased or sold on an extended settlement basis in the Statement of Assets and Liabilities. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required

Notes to Financial Statements (unaudited) – continued

to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

Notes to Financial Statements (unaudited) – continued

in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/19
Ordinary income (including any short-term capital gains)	$24,424,379
Long-term capital gains	33,205,731

Total distributions	$57,630,110

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/20

Cost of investments	$1,409,267,914
Gross appreciation	278,169,998

Gross depreciation	(64,139,020)
Net unrealized appreciation (depreciation)	$214,030,978

As of 10/31/19

Undistributed ordinary income	8,295,755
Undistributed long-term capital gain	49,951,387
Other temporary differences	75,682
Net unrealized appreciation (depreciation)	365,341,242

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 4/30/20	Year ended 10/31/19
Class A	$27,703,894	$21,078,171
Class B	892,816	699,714
Class C	6,769,095	5,099,930
Class I	22,056,080	19,428,182
Class R1	83,685	50,294
Class R2	366,819	354,632
Class R3	759,907	548,357
Class R4	291,233	242,029
Class R6	9,024,228	10,128,801
Total	$67,947,757	$57,630,110

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	0.84%
In excess of $500 million and up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2020, this management fee reduction amounted to $91,676, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.78%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2021. For the six months ended April 30, 2020, this reduction amounted to $583,569, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $51,789 for the six months ended April 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$904,661
Class B	0.75%	0.25%	1.00%	1.00%	128,149
Class C	0.75%	0.25%	1.00%	1.00%	974,786
Class R1	0.75%	0.25%	1.00%	1.00%	12,201
Class R2	0.25%	0.25%	0.50%	0.50%	22,462
Class R3	—	0.25%	0.25%	0.25%	25,084
Total Distribution and Service Fees					$2,067,343

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2020, this rebate amounted to $8,555, $130, and $1,067 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2020, were as follows:

Amount
Class A	$5,431
Class B	15,948
Class C	3,081

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2020, the fee was $66,892, which equated to 0.0076% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $780,974.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.0137% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $493,228 and $2,352,996, respectively. The sales transactions resulted in net realized gains (losses) of $173,244.

(4) Portfolio Securities

For the six months ended April 30, 2020, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$166,569,414	$219,672,700
Non-U.S. Government securities	630,879,650	715,257,770

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/20		Year ended 10/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	2,112,056	$37,479,379	4,418,454	$77,613,898
Class B	4,291	81,016	61,768	1,087,926
Class C	308,801	5,623,941	773,331	13,424,163
Class I	3,577,373	61,559,277	6,200,550	107,048,409
Class R1	5,857	103,760	21,339	376,746
Class R2	49,054	867,310	168,665	2,884,793
Class R3	210,081	3,801,262	181,852	3,208,700
Class R4	43,976	797,495	83,825	1,460,247
Class R6	1,724,448	29,950,554	2,751,747	47,665,379
	8,035,937	$140,263,994	14,661,531	$254,770,261

Shares issued to shareholders in reinvestment of distributions
Class A	1,420,839	$25,811,206	1,174,588	$19,722,923
Class B	43,680	817,120	37,066	624,807
Class C	306,393	5,642,575	256,657	4,265,970
Class I	1,042,592	18,696,384	988,476	16,409,283
Class R1	4,573	83,685	3,026	50,294
Class R2	10,504	189,526	9,565	158,113
Class R3	41,966	759,907	32,748	548,357
Class R4	16,009	290,752	14,309	240,763
Class R6	445,358	7,976,600	573,344	9,443,019
	3,331,914	$60,267,755	3,089,779	$51,463,529

Shares reacquired
Class A	(4,367,016)	$(75,725,694)	(7,835,531)	$(137,164,202)
Class B	(299,336)	(5,316,325)	(675,535)	(12,113,743)
Class C	(1,843,084)	(32,257,196)	(4,624,280)	(81,529,601)
Class I	(5,632,192)	(94,056,686)	(15,717,569)	(268,962,652)
Class R1	(4,170)	(77,061)	(28,411)	(502,048)
Class R2	(285,010)	(4,987,602)	(380,487)	(6,559,776)
Class R3	(277,804)	(4,827,837)	(221,806)	(3,845,818)
Class R4	(75,872)	(1,363,090)	(130,489)	(2,278,846)
Class R6	(1,802,292)	(31,053,218)	(12,309,324)	(202,656,558)
	(14,586,776)	$(249,664,709)	(41,923,432)	$(715,613,244)

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/20		Year ended 10/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	(834,121)	$(12,435,109)	(2,242,489)	$(39,827,381)
Class B	(251,365)	(4,418,189)	(576,701)	(10,401,010)
Class C	(1,227,890)	(20,990,680)	(3,594,292)	(63,839,468)
Class I	(1,012,227)	(13,801,025)	(8,528,543)	(145,504,960)
Class R1	6,260	110,384	(4,046)	(75,008)
Class R2	(225,452)	(3,930,766)	(202,257)	(3,516,870)
Class R3	(25,757)	(266,668)	(7,206)	(88,761)
Class R4	(15,887)	(274,843)	(32,355)	(577,836)
Class R6	367,514	6,873,936	(8,984,233)	(145,548,160)
	(3,218,925)	$(49,132,960)	(24,172,122)	$(409,379,454)

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2020, the fund’s commitment fee and interest expense were $4,644 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$35,723,511	$254,164,906	$227,222,350	$6,417	$(4,768)	$62,667,716

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$287,273	$—

Notes to Financial Statements (unaudited) – continued

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

April 30, 2020

     MFS® Utilities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MMU-SEM

MFS® Utilities Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020 as the coronavirus pandemic crippled the global economy for a time. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries hit early in the outbreak, has brightened the economic and market outlook during the second quarter, though a great deal of uncertainty remains on how long the aftereffects of the lockdowns will linger.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

June 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
NextEra Energy, Inc.	6.9%
EDP Renovaveis S.A.	5.6%
Dominion Energy, Inc.	5.2%
Exelon Corp.	4.7%
Duke Energy Corp.	3.8%
Entergy Corp.	3.1%
FirstEnergy Corp.	3.0%
Enel S.p.A	3.0%
Edison International	2.8%
Public Service Enterprise Group, Inc.	2.8%

Top five industries
Utilities – Electric Power	72.5%
Telecommunications – Wireless	6.8%
Natural Gas – Pipeline	6.4%
Natural Gas – Distribution	6.3%
Cable TV	4.3%

Issuer country weightings (x)
United States	68.6%
Portugal	7.6%
Canada	5.3%
Spain	3.8%
United Kingdom	3.5%
Italy	3.0%
Germany	1.6%
China	1.0%
Japan	1.0%
Other Countries	4.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2019 through April 30, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	0.98%	$1,000.00	$894.11	$4.62
	Hypothetical (h)	0.98%	$1,000.00	$1,019.99	$4.92
B	Actual	1.73%	$1,000.00	$890.98	$8.13
	Hypothetical (h)	1.73%	$1,000.00	$1,016.26	$8.67
C	Actual	1.73%	$1,000.00	$891.01	$8.13
	Hypothetical (h)	1.73%	$1,000.00	$1,016.26	$8.67
I	Actual	0.73%	$1,000.00	$895.23	$3.44
	Hypothetical (h)	0.73%	$1,000.00	$1,021.23	$3.67
R1	Actual	1.73%	$1,000.00	$890.83	$8.13
	Hypothetical (h)	1.73%	$1,000.00	$1,016.26	$8.67
R2	Actual	1.23%	$1,000.00	$893.06	$5.79
	Hypothetical (h)	1.23%	$1,000.00	$1,018.75	$6.17
R3	Actual	0.98%	$1,000.00	$894.43	$4.62
	Hypothetical (h)	0.98%	$1,000.00	$1,019.99	$4.92
R4	Actual	0.73%	$1,000.00	$895.27	$3.44
	Hypothetical (h)	0.73%	$1,000.00	$1,021.23	$3.67
R6	Actual	0.65%	$1,000.00	$895.58	$3.06
	Hypothetical (h)	0.65%	$1,000.00	$1,021.63	$3.27

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

4/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 95.0%
Cable TV - 4.3%
Charter Communications, Inc., “A” (a)	119,396	$59,128,481
Comcast Corp., “A”	1,236,652	46,535,215
NOS, SGPS S.A.	5,241,790	19,553,310

		$125,217,006
Natural Gas - Distribution - 5.1%
China Resources Gas Group Ltd.	5,262,000	$29,472,337
NiSource, Inc.	1,651,870	41,478,455
Sempra Energy	645,995	80,006,481

		$150,957,273
Natural Gas - Pipeline - 6.4%
Cheniere Energy, Inc. (a)	1,472,233	$68,738,559
Enterprise Products Partners LP	3,732,248	65,538,275
EQM Midstream Partners LP	1,042,597	20,997,904
Plains All American Pipeline LP	3,854,632	34,036,400

		$189,311,138
Telecommunications - Wireless - 6.8%
Advanced Info Service Public Co. Ltd.	4,315,600	$26,409,791
American Tower Corp., REIT	137,956	32,833,528
Cellnex Telecom S.A.	776,995	40,700,265
KDDI Corp.	981,900	28,293,858
Mobile TeleSystems PJSC, ADR	1,529,254	13,105,707
Rogers Communications, Inc.	744,464	31,180,898
Tele2 AB, “B”	2,170,914	28,172,013

		$200,696,060
Telephone Services - 2.4%
Hellenic Telecommunications Organization S.A.	1,504,111	$19,944,188
Telesites S.A.B. de C.V. (a)	13,729,804	9,029,393
TELUS Corp.	2,600,520	42,502,841

		$71,476,422
Utilities - Electric Power - 70.0%
AES Corp.	3,025,291	$40,085,106
ALLETE, Inc.	235,845	13,575,238
Alliant Energy Corp.	581,050	28,209,978
AltaGas Ltd. (l)	3,920,458	46,866,928
American Electric Power Co., Inc.	944,263	78,477,698
CenterPoint Energy, Inc.	2,180,873	37,140,267

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
Clearway Energy, Inc., “A”	307,993	$5,759,469
CLP Holdings Ltd.	1,905,000	20,346,211
Dominion Energy, Inc.	1,969,939	151,941,395
DTE Energy Co.	640,682	66,464,351
Duke Energy Corp.	1,330,561	112,645,294
Edison International	1,405,936	82,542,503
EDP Renovaveis S.A.	13,526,307	166,015,399
Emera, Inc. (l)	864,121	34,398,466
Enel S.p.A.	12,875,726	87,989,114
Energias de Portugal S.A.	9,161,809	38,653,878
Entergy Corp.	965,582	92,222,737
Equatorial Energia S.A.	2,968,000	10,004,494
Evergy, Inc.	1,116,318	65,226,461
Exelon Corp.	3,720,753	137,965,521
FirstEnergy Corp.	2,165,403	89,366,182
Iberdrola S.A.	7,151,213	71,627,043
National Grid PLC	4,881,587	57,413,375
Neoenergia S.A.	2,352,100	7,902,475
NextEra Energy Partners LP	421,412	21,192,809
NextEra Energy, Inc.	875,491	202,343,480
NRG Energy, Inc.	746,537	25,031,386
Pinnacle West Capital Corp.	221,105	17,022,874
Public Service Enterprise Group, Inc.	1,602,835	81,279,763
RWE AG (a)	1,679,195	48,285,427
SSE PLC	2,991,162	47,092,107
Vistra Energy Corp.	3,924,185	76,678,575

		$2,061,766,004
Total Common Stocks (Identified Cost, $2,375,066,452)		$2,799,423,903

Convertible Preferred Stocks - 3.7%
Natural Gas - Distribution - 1.2%
Sempra Energy, 6%	172,694	$17,668,323
Sempra Energy, 6.75%	173,133	17,540,104

		$35,208,427
Utilities - Electric Power - 2.5%
American Electric Power Co., Inc., 6.125%	56,750	$2,882,900
CenterPoint Energy, Inc., 7%	970,381	32,837,693
Dominion Energy, Inc., 7.25%	235,146	23,098,392
DTE Energy Co., 6.25%	175,400	7,331,720
NextEra Energy, Inc., 5.278%	175,500	7,579,845

		$73,730,550
Total Convertible Preferred Stocks (Identified Cost, $115,903,185)		$108,938,977

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 0.8%
Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.41% (v) (Identified Cost, $22,149,824)	22,145,503	$22,147,717

Collateral for Securities Loaned - 0.6%
JPMorgan U.S. Government Money Market Fund, 0.25% (j) (Identified Cost, $18,632,100)	18,632,100	$18,632,100

Other Assets, Less Liabilities - (0.1)%		(3,449,764)
Net Assets - 100.0%		$2,945,692,933

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $22,147,717 and $2,926,994,980, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona

Derivative Contracts at 4/30/20

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	36,115,175	USD	25,034,348	BNP Paribas S.A.	5/22/2020	$911,740
CAD	1,297,330	USD	927,618	Brown Brothers Harriman	5/22/2020	4,418
CAD	7,364,274	USD	5,225,502	Citibank N.A.	5/22/2020	65,186
CAD	4,446,779	USD	3,176,206	Merrill Lynch International	5/22/2020	18,477
CAD	17,166,359	USD	12,160,192	Morgan Stanley Capital Services, Inc.	5/22/2020	172,571
CAD	11,359,442	USD	7,895,870	State Street Bank Corp.	5/22/2020	265,051

7

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
EUR	3,393,769	USD	3,668,325	BNP Paribas S.A.	5/22/2020	$52,023
EUR	2,211,831	USD	2,414,323	Citibank N.A.	5/20/2020	10,250
EUR	1,448,076	USD	1,577,737	Citibank N.A.	5/22/2020	9,686
EUR	1,584,636	USD	1,713,887	Morgan Stanley Capital Services, Inc.	5/22/2020	23,236
GBP	4,193,088	USD	4,926,087	BNP Paribas S.A.	5/22/2020	355,452
GBP	3,777,784	USD	4,363,114	Brown Brothers Harriman	5/22/2020	395,316
GBP	5,817,000	USD	6,704,052	Deutsche Bank AG	5/22/2020	622,938
GBP	5,117,000	USD	6,295,549	Morgan Stanley Capital Services, Inc.	5/22/2020	149,733
SEK	32,680,000	USD	3,289,311	Morgan Stanley Capital Services, Inc.	5/22/2020	61,076
USD	9,073,966	CAD	12,598,000	BNP Paribas S.A.	5/22/2020	23,232
USD	172,125,787	CAD	228,986,680	Citibank N.A.	5/22/2020	7,615,743
USD	1,708,965	EUR	1,548,316	Citibank N.A.	5/22/2020	11,657
USD	86,383,764	GBP	66,807,239	Merrill Lynch International	5/22/2020	2,234,556
USD	20,125,327	SEK	195,199,574	Goldman Sachs International	5/22/2020	113,266

						$13,115,607

Liability Derivatives
CAD	14,155,000	USD	10,177,276	BNP Paribas S.A.	5/22/2020	$(7,952)
CAD	1,347,651	USD	970,265	Citibank N.A.	5/22/2020	(2,077)
CAD	13,956,000	USD	10,051,291	Goldman Sachs International	5/22/2020	(24,934)
CAD	7,465,000	USD	5,398,154	JPMorgan Chase Bank N.A.	5/22/2020	(35,103)
CAD	10,092,876	USD	7,287,795	Morgan Stanley Capital Services, Inc.	5/22/2020	(36,808)
EUR	23,018,498	USD	25,530,562	BNP Paribas S.A.	5/22/2020	(297,025)
EUR	27,200,000	USD	30,375,836	JPMorgan Chase Bank N.A.	5/22/2020	(558,415)
EUR	9,551,000	USD	10,762,703	Morgan Stanley Capital Services, Inc.	5/22/2020	(292,623)
EUR	4,468,696	USD	4,990,028	State Street Bank Corp.	5/22/2020	(91,315)
USD	12,429,519	CAD	17,569,000	Morgan Stanley Capital Services, Inc.	5/22/2020	(192,512)
USD	52,730,256	EUR	48,237,864	BNP Paribas S.A.	5/22/2020	(149,475)
USD	7,277,006	EUR	6,733,000	Citibank N.A.	5/22/2020	(103,902)
USD	96,652,480	EUR	88,540,407	Deutsche Bank AG	5/18/2020	(400,049)

8

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	192,414,235	EUR	175,963,738	Deutsche Bank AG	5/22/2020	$(482,265)
USD	26,145,568	EUR	23,905,284	JPMorgan Chase Bank N.A.	5/22/2020	(60,091)
USD	1,246,562	EUR	1,139,607	Merrill Lynch International	5/22/2020	(2,709)
USD	939,543	GBP	753,890	Brown Brothers Harriman	5/22/2020	(10,040)
USD	1,950,850	GBP	1,572,038	Morgan Stanley Capital Services, Inc.	5/22/2020	(29,261)
USD	2,459,842	SEK	25,000,000	Morgan Stanley Capital Services, Inc.	5/22/2020	(103,184)

						$(2,879,740)

At April 30, 2020, the fund had cash collateral of $1,260,000 to cover any collateral for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $17,880,973 of securities on loan (identified cost, $2,509,601,737)	$2,926,994,980
Investments in affiliated issuers, at value (identified cost, $22,149,824)	22,147,717
Cash	336,504
Restricted cash for
Forward foreign currency exchange contracts	1,260,000
Receivables for
Forward foreign currency exchange contracts	13,115,607
Investments sold	7,586,313
Fund shares sold	979,772
Interest and dividends	5,644,294
Other assets	7,958
Total assets	$2,978,073,145

Liabilities
Payable to custodian	$71,835
Payables for
Distributions	391,550
Forward foreign currency exchange contracts	2,879,740
Investments purchased	3,920,915
Fund shares reacquired	4,133,166
Collateral for securities loaned, at value (c)	18,632,100
Payable to affiliates
Investment adviser	96,240
Administrative services fee	2,415
Shareholder servicing costs	1,508,813
Distribution and service fees	46,840
Payable for independent Trustees’ compensation	3,200
Deferred country tax expense payable	504,817
Accrued expenses and other liabilities	188,581
Total liabilities	$32,380,212
Net assets	$2,945,692,933

Net assets consist of
Paid-in capital	$2,501,795,514
Total distributable earnings (loss)	443,897,419
Net assets	$2,945,692,933
Shares of beneficial interest outstanding	148,186,932

(c)	Non-cash collateral is not included.

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,664,476,100	83,752,198	$19.87
Class B	70,467,369	3,564,326	19.77
Class C	277,169,574	14,021,400	19.77
Class I	566,524,875	28,382,308	19.96
Class R1	5,344,607	271,055	19.72
Class R2	44,735,944	2,258,046	19.81
Class R3	211,338,426	10,641,990	19.86
Class R4	25,284,296	1,270,998	19.89
Class R6	80,351,742	4,024,611	19.97

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $21.08 [100 / 94.25 x $19.87]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$55,840,219
Dividends from affiliated issuers	220,096
Other	110,359
Income on securities loaned	58,412
Foreign taxes withheld	(1,799,130)
Total investment income	$54,429,956
Expenses
Management fee	$9,949,175
Distribution and service fees	4,868,994
Shareholder servicing costs	1,705,964
Administrative services fee	224,672
Independent Trustees’ compensation	21,377
Custodian fee	226,408
Shareholder communications	83,210
Audit and tax fees	31,774
Legal fees	15,406
Miscellaneous	121,715
Total expenses	$17,248,695
Fees paid indirectly	(76,430)
Reduction of expenses by investment adviser and distributor	(209,460)
Net expenses	$16,962,805
Net investment income (loss)	$37,467,151

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $188,030 country tax)	$(7,516,631)
Affiliated issuers	10,101
Forward foreign currency exchange contracts	2,288,584
Foreign currency	(272,641)
Net realized gain (loss)	$(5,490,587)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $989,560 decrease in deferred country tax)	$(425,494,204)
Affiliated issuers	(9,342)
Forward foreign currency exchange contracts	22,221,812
Translation of assets and liabilities in foreign currencies	30,847
Net unrealized gain (loss)	$(403,250,887)
Net realized and unrealized gain (loss)	$(408,741,474)
Change in net assets from operations	$(371,274,323)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/20 (unaudited)	Year ended 10/31/19

From operations
Net investment income (loss)	$37,467,151	$80,244,035
Net realized gain (loss)	(5,490,587)	177,822,561
Net unrealized gain (loss)	(403,250,887)	386,561,950
Change in net assets from operations	$(371,274,323)	$644,628,546
Total distributions to shareholders	$(198,464,200)	$(123,392,257)
Change in net assets from fund share transactions	$(97,001,873)	$(46,064,734)
Total change in net assets	$(666,740,396)	$475,171,555

Net assets
At beginning of period	3,612,433,329	3,137,261,774
At end of period	$2,945,692,933	$3,612,433,329

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/20		Year ended
Class A			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$23.54		$20.08	$20.46	$18.49		$19.25	$23.34

Income (loss) from investment operations
Net investment income (loss) (d)	$0.25		$0.55	$0.55	$0.51	(c)	$0.70	$0.45
Net realized and unrealized gain (loss)	(2.61)		3.73	(0.35)	2.15		0.07	(2.73)
Total from investment operations	$(2.36)		$4.28	$0.20	$2.66		$0.77	$(2.28)

Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.49)	$(0.50)	$(0.69)		$(0.46)	$(0.47)
From net realized gain	(1.00)		(0.33)	(0.08)	—		(1.07)	(1.34)
Total distributions declared to shareholders	$(1.31)		$(0.82)	$(0.58)	$(0.69)		$(1.53)	$(1.81)
Net asset value, end of period (x)	$19.87		$23.54	$20.08	$20.46		$18.49	$19.25
Total return (%) (r)(s)(t)(x)	(10.59	)(n)	21.94	0.98	14.73	(c)	4.91	(10.42)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	1.00	1.01	(c)	1.00	0.99
Expenses after expense reductions (f)	0.98	(a)	0.99	0.99	1.01	(c)	0.99	0.99
Net investment income (loss)	2.28	(a)	2.51	2.70	2.64	(c)	3.85	2.10
Portfolio turnover	12	(n)	30	23	24		27	45
Net assets at end of period (000 omitted)	$1,664,476		$1,956,524	$1,706,956	$1,951,500		$2,431,147	$2,926,491

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class B			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$23.42		$19.98	$20.36	$18.40		$19.16	$23.24

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.38	$0.39	$0.36	(c)	$0.55	$0.28
Net realized and unrealized gain (loss)	(2.59)		3.72	(0.35)	2.14		0.08	(2.71)
Total from investment operations	$(2.42)		$4.10	$0.04	$2.50		$0.63	$(2.43)

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.33)	$(0.34)	$(0.54)		$(0.32)	$(0.31)
From net realized gain	(1.00)		(0.33)	(0.08)	—		(1.07)	(1.34)
Total distributions declared to shareholders	$(1.23)		$(0.66)	$(0.42)	$(0.54)		$(1.39)	$(1.65)
Net asset value, end of period (x)	$19.77		$23.42	$19.98	$20.36		$18.40	$19.16
Total return (%) (r)(s)(t)(x)	(10.90	)(n)	21.02	0.22	13.87	(c)	4.15	(11.09)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.75	1.75	1.76	(c)	1.75	1.74
Expenses after expense reductions (f)	1.73	(a)	1.74	1.74	1.76	(c)	1.75	1.74
Net investment income (loss)	1.53	(a)	1.76	1.94	1.89	(c)	3.05	1.34
Portfolio turnover	12	(n)	30	23	24		27	45
Net assets at end of period (000 omitted)	$70,467		$99,924	$113,779	$156,814		$198,512	$260,079

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class C			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$23.42		$19.98	$20.36	$18.40		$19.16	$23.24

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.38	$0.38	$0.36	(c)	$0.56	$0.29
Net realized and unrealized gain (loss)	(2.59)		3.72	(0.34)	2.14		0.07	(2.72)
Total from investment operations	$(2.42)		$4.10	$0.04	$2.50		$0.63	$(2.43)

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.33)	$(0.34)	$(0.54)		$(0.32)	$(0.31)
From net realized gain	(1.00)		(0.33)	(0.08)	—		(1.07)	(1.34)
Total distributions declared to shareholders	$(1.23)		$(0.66)	$(0.42)	$(0.54)		$(1.39)	$(1.65)
Net asset value, end of period (x)	$19.77		$23.42	$19.98	$20.36		$18.40	$19.16
Total return (%) (r)(s)(t)(x)	(10.90	)(n)	21.02	0.21	13.87	(c)	4.15	(11.09)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.75	1.75	1.76	(c)	1.75	1.74
Expenses after expense reductions (f)	1.73	(a)	1.74	1.74	1.76	(c)	1.75	1.74
Net investment income (loss)	1.53	(a)	1.75	1.91	1.90	(c)	3.09	1.35
Portfolio turnover	12	(n)	30	23	24		27	45
Net assets at end of period (000 omitted)	$277,170		$370,036	$424,769	$640,795		$757,086	$945,033

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class I			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$23.64		$20.16	$20.54	$18.56		$19.31	$23.41

Income (loss) from investment operations
Net investment income (loss) (d)	$0.28		$0.60	$0.60	$0.56	(c)	$0.76	$0.50
Net realized and unrealized gain (loss)	(2.62)		3.76	(0.35)	2.16		0.06	(2.73)
Total from investment operations	$(2.34)		$4.36	$0.25	$2.72		$0.82	$(2.23)

Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.55)	$(0.55)	$(0.74)		$(0.50)	$(0.53)
From net realized gain	(1.00)		(0.33)	(0.08)	—		(1.07)	(1.34)
Total distributions declared to shareholders	$(1.34)		$(0.88)	$(0.63)	$(0.74)		$(1.57)	$(1.87)
Net asset value, end of period (x)	$19.96		$23.64	$20.16	$20.54		$18.56	$19.31
Total return (%) (r)(s)(t)(x)	(10.48	)(n)	22.26	1.22	15.02	(c)	5.20	(10.20)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.75	0.75	0.76	(c)	0.75	0.74
Expenses after expense reductions (f)	0.73	(a)	0.74	0.74	0.76	(c)	0.75	0.74
Net investment income (loss)	2.53	(a)	2.77	2.93	2.86	(c)	4.18	2.33
Portfolio turnover	12	(n)	30	23	24		27	45
Net assets at end of period (000 omitted)	$566,525		$698,558	$587,221	$682,272		$508,566	$636,784

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R1			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$23.37		$19.94	$20.32	$18.37		$19.13	$23.21

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.38	$0.39	$0.36	(c)	$0.56	$0.29
Net realized and unrealized gain (loss)	(2.58)		3.71	(0.34)	2.13		0.08	(2.72)
Total from investment operations	$(2.42)		$4.09	$0.05	$2.49		$0.64	$(2.43)

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.33)	$(0.35)	$(0.54)		$(0.33)	$(0.31)
From net realized gain	(1.00)		(0.33)	(0.08)	—		(1.07)	(1.34)
Total distributions declared to shareholders	$(1.23)		$(0.66)	$(0.43)	$(0.54)		$(1.40)	$(1.65)
Net asset value, end of period (x)	$19.72		$23.37	$19.94	$20.32		$18.37	$19.13
Total return (%) (r)(s)(t)(x)	(10.92	)(n)	21.03	0.23	13.84	(c)	4.17	(11.11)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.75	1.75	1.76	(c)	1.75	1.74
Expenses after expense reductions (f)	1.73	(a)	1.74	1.74	1.76	(c)	1.75	1.74
Net investment income (loss)	1.52	(a)	1.77	1.93	1.90	(c)	3.14	1.34
Portfolio turnover	12	(n)	30	23	24		27	45
Net assets at end of period (000 omitted)	$5,345		$6,561	$6,453	$7,623		$10,305	$10,865

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R2			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$23.47		$20.03	$20.40	$18.44		$19.20	$23.29

Income (loss) from investment operations
Net investment income (loss) (d)	$0.22		$0.49	$0.50	$0.46	(c)	$0.65	$0.39
Net realized and unrealized gain (loss)	(2.59)		3.72	(0.35)	2.14		0.07	(2.72)
Total from investment operations	$(2.37)		$4.21	$0.15	$2.60		$0.72	$(2.33)

Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.44)	$(0.44)	$(0.64)		$(0.41)	$(0.42)
From net realized gain	(1.00)		(0.33)	(0.08)	—		(1.07)	(1.34)
Total distributions declared to shareholders	$(1.29)		$(0.77)	$(0.52)	$(0.64)		$(1.48)	$(1.76)
Net asset value, end of period (x)	$19.81		$23.47	$20.03	$20.40		$18.44	$19.20
Total return (%) (r)(s)(t)(x)	(10.69	)(n)	21.59	0.77	14.42	(c)	4.66	(10.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.25	1.25	1.26	(c)	1.25	1.24
Expenses after expense reductions (f)	1.23	(a)	1.24	1.24	1.26	(c)	1.25	1.24
Net investment income (loss)	2.03	(a)	2.26	2.46	2.39	(c)	3.61	1.84
Portfolio turnover	12	(n)	30	23	24		27	45
Net assets at end of period (000 omitted)	$44,736		$59,224	$57,733	$78,248		$92,123	$104,858

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R3			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$23.52		$20.07	$20.45	$18.48		$19.24	$23.33

Income (loss) from investment operations
Net investment income (loss) (d)	$0.25		$0.57	$0.55	$0.51	(c)	$0.71	$0.45
Net realized and unrealized gain (loss)	(2.60)		3.71	(0.35)	2.15		0.06	(2.73)
Total from investment operations	$(2.35)		$4.28	$0.20	$2.66		$0.77	$(2.28)

Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.50)	$(0.50)	$(0.69)		$(0.46)	$(0.47)
From net realized gain	(1.00)		(0.33)	(0.08)	—		(1.07)	(1.34)
Total distributions declared to shareholders	$(1.31)		$(0.83)	$(0.58)	$(0.69)		$(1.53)	$(1.81)
Net asset value, end of period (x)	$19.86		$23.52	$20.07	$20.45		$18.48	$19.24
Total return (%) (r)(s)(t)(x)	(10.56	)(n)	21.92	0.97	14.74	(c)	4.91	(10.42)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	1.00	1.01	(c)	0.99	0.99
Expenses after expense reductions (f)	0.98	(a)	0.99	0.99	1.01	(c)	0.99	0.99
Net investment income (loss)	2.28	(a)	2.63	2.71	2.64	(c)	3.91	2.09
Portfolio turnover	12	(n)	30	23	24		27	45
Net assets at end of period (000 omitted)	$211,338		$279,639	$72,490	$99,454		$128,051	$134,801

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R4			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$23.56		$20.10	$20.48	$18.51		$19.26	$23.35

Income (loss) from investment operations
Net investment income (loss) (d)	$0.28		$0.60	$0.61	$0.56	(c)	$0.74	$0.50
Net realized and unrealized gain (loss)	(2.61)		3.74	(0.36)	2.15		0.08	(2.72)
Total from investment operations	$(2.33)		$4.34	$0.25	$2.71		$0.82	$(2.22)

Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.55)	$(0.55)	$(0.74)		$(0.50)	$(0.53)
From net realized gain	(1.00)		(0.33)	(0.08)	—		(1.07)	(1.34)
Total distributions declared to shareholders	$(1.34)		$(0.88)	$(0.63)	$(0.74)		$(1.57)	$(1.87)
Net asset value, end of period (x)	$19.89		$23.56	$20.10	$20.48		$18.51	$19.26
Total return (%) (r)(s)(t)(x)	(10.47	)(n)	22.22	1.22	15.01	(c)	5.21	(10.19)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.75	0.75	0.76	(c)	0.74	0.74
Expenses after expense reductions (f)	0.73	(a)	0.74	0.74	0.76	(c)	0.74	0.74
Net investment income (loss)	2.58	(a)	2.76	3.01	2.89	(c)	4.11	2.33
Portfolio turnover	12	(n)	30	23	24		27	45
Net assets at end of period (000 omitted)	$25,284		$49,530	$48,109	$79,612		$89,124	$100,251

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R6			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$23.64		$20.17	$20.54	$18.56		$19.31	$23.42

Income (loss) from investment operations
Net investment income (loss) (d)	$0.29		$0.61	$0.61	$0.57	(c)	$0.78	$0.53
Net realized and unrealized gain (loss)	(2.61)		3.76	(0.34)	2.17		0.06	(2.75)
Total from investment operations	$(2.32)		$4.37	$0.27	$2.74		$0.84	$(2.22)

Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.57)	$(0.56)	$(0.76)		$(0.52)	$(0.55)
From net realized gain	(1.00)		(0.33)	(0.08)	—		(1.07)	(1.34)
Total distributions declared to shareholders	$(1.35)		$(0.90)	$(0.64)	$(0.76)		$(1.59)	$(1.89)
Net asset value, end of period (x)	$19.97		$23.64	$20.17	$20.54		$18.56	$19.31
Total return (%) (r)(s)(t)(x)	(10.40	)(n)	22.29	1.36	15.13	(c)	5.30	(10.15)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.66	0.66	0.66	(c)	0.65	0.63
Expenses after expense reductions (f)	0.65	(a)	0.65	0.65	0.66	(c)	0.65	0.63
Net investment income (loss)	2.61	(a)	2.84	3.02	2.93	(c)	4.31	2.48
Portfolio turnover	12	(n)	30	23	24		27	45
Net assets at end of period (000 omitted)	$80,352		$92,437	$119,752	$136,631		$92,898	$75,962

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Utilities Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across

23

Notes to Financial Statements (unaudited) – continued

transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and

24

Notes to Financial Statements (unaudited) – continued

investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,983,403,362	$—	$—	$1,983,403,362
Portugal	224,222,587	—	—	224,222,587
Canada	154,949,133	—	—	154,949,133
Spain	112,327,308	—	—	112,327,308
United Kingdom	104,505,482	—	—	104,505,482
Italy	87,989,114	—	—	87,989,114
Germany	48,285,427	—	—	48,285,427
China	—	29,472,337	—	29,472,337
Japan	—	28,293,858	—	28,293,858
Other Countries	108,504,481	26,409,791	—	134,914,272
Mutual Funds	40,779,817	—	—	40,779,817
Total	$2,864,966,711	$84,175,986	$—	$2,949,142,697

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$13,115,607	$—	$13,115,607
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,879,740)	—	(2,879,740)

For further information regarding security characteristics, see the Portfolio of Investments.

25

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$13,115,607	$(2,879,740)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$2,288,584

26

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$22,221,812

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive

27

Notes to Financial Statements (unaudited) – continued

from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $17,880,973. The fair value of the fund’s investment securities on loan and a related liability of $18,632,100 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $790,644 held by the lending agent. The collateral on securities loaned

28

Notes to Financial Statements (unaudited) – continued

exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

29

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, partnership adjustments, and certain preferred stock treated as debt for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/19
Ordinary income (including any short-term capital gains)	$72,453,572
Long-term capital gains	50,938,685

Total distributions	$123,392,257

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/20

Cost of investments	$2,610,904,993
Gross appreciation	550,065,367

Gross depreciation	(211,827,663)
Net unrealized appreciation (depreciation)	$338,237,704

As of 10/31/19

Undistributed ordinary income	14,026,323
Undistributed long-term capital gain	147,592,733
Other temporary differences	88,732,682
Net unrealized appreciation (depreciation)	763,284,204

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

30

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 4/30/20	Year ended 10/31/19
Class A	$108,725,182	$68,888,762
Class B	4,975,140	3,478,223
Class C	18,951,628	13,183,028
Class I	39,355,241	25,710,076
Class R1	348,205	208,534
Class R2	3,163,307	2,094,107
Class R3	14,991,604	3,274,915
Class R4	2,459,764	2,009,776
Class R6	5,494,129	4,544,836
Total	$198,464,200	$123,392,257

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $3 billion	0.60%
In excess of $3 billion and up to $10 billion	0.55%
In excess of $10 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2020, this management fee reduction amounted to $174,765, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.58% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $121,849 for the six months ended April 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

31

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,306,721
Class B	0.75%	0.25%	1.00%	1.00%	431,784
Class C	0.75%	0.25%	1.00%	1.00%	1,653,277
Class R1	0.75%	0.25%	1.00%	1.00%	30,857
Class R2	0.25%	0.25%	0.50%	0.50%	133,865
Class R3	—	0.25%	0.25%	0.25%	312,490
Total Distribution and Service Fees					$4,868,994

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2020, this rebate amounted to $33,934, $304, $292, $2, $114, and $49 for Class A, Class B, Class C, Class R1, Class R2, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2020, were as follows:

Amount
Class A	$645
Class B	27,539
Class C	8,725

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2020, the fee was $228,876, which equated to 0.0137% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,477,088.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative

32

Notes to Financial Statements (unaudited) – continued

services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.0134% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $435,527. The sales transactions resulted in net realized gains (losses) of $11,459.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2020, this reimbursement amounted to $110,359, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended April 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $381,790,471 and $607,646,176, respectively.

33

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/20		Year ended 10/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	4,224,662	$91,607,025	8,633,077	$191,155,371
Class B	33,648	721,167	142,775	2,985,411
Class C	500,817	11,098,442	977,697	21,100,917
Class I	2,551,782	55,792,296	7,075,879	154,493,253
Class R1	51,836	1,131,436	41,411	886,853
Class R2	230,330	5,133,402	555,796	12,045,800
Class R3	608,626	13,400,440	9,463,796	222,522,761
Class R4	244,896	5,384,668	493,425	10,764,501
Class R6	732,107	16,444,011	1,496,541	32,536,531
	9,178,704	$200,712,887	28,880,397	$648,491,398

Shares issued to shareholders in reinvestment of distributions
Class A	4,617,822	$103,656,159	3,143,327	$65,471,621
Class B	196,030	4,390,991	148,824	3,035,943
Class C	745,256	16,690,149	577,719	11,793,647
Class I	1,543,512	34,781,368	1,059,483	22,254,241
Class R1	15,594	348,205	10,219	208,529
Class R2	137,597	3,083,831	97,288	2,010,455
Class R3	667,962	14,991,604	155,077	3,274,136
Class R4	103,307	2,325,733	92,312	1,924,903
Class R6	168,537	3,797,241	167,574	3,473,660
	8,195,617	$184,065,281	5,451,823	$113,447,135

Shares reacquired
Class A	(8,200,924)	$(175,405,674)	(13,660,135)	$(295,840,095)
Class B	(931,462)	(20,044,960)	(1,719,037)	(37,191,663)
Class C	(3,024,055)	(64,823,782)	(7,014,134)	(154,840,663)
Class I	(5,265,537)	(110,600,109)	(7,707,892)	(168,078,651)
Class R1	(77,152)	(1,572,247)	(94,469)	(2,039,331)
Class R2	(633,159)	(13,447,674)	(1,012,700)	(21,673,896)
Class R3	(2,521,836)	(54,430,025)	(1,342,973)	(29,036,185)
Class R4	(1,179,357)	(25,077,960)	(877,046)	(19,012,426)
Class R6	(785,764)	(16,377,610)	(3,692,405)	(80,290,357)
	(22,619,246)	$(481,780,041)	(37,120,791)	$(808,003,267)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/20		Year ended 10/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	641,560	$19,857,510	(1,883,731)	$(39,213,103)
Class B	(701,784)	(14,932,802)	(1,427,438)	(31,170,309)
Class C	(1,777,982)	(37,035,191)	(5,458,718)	(121,946,099)
Class I	(1,170,243)	(20,026,445)	427,470	8,668,843
Class R1	(9,722)	(92,606)	(42,839)	(943,949)
Class R2	(265,232)	(5,230,441)	(359,616)	(7,617,641)
Class R3	(1,245,248)	(26,037,981)	8,275,900	196,760,712
Class R4	(831,154)	(17,367,559)	(291,309)	(6,323,022)
Class R6	114,880	3,863,642	(2,028,290)	(44,280,166)
	(5,244,925)	$(97,001,873)	(2,788,571)	$(46,064,734)

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2020, the fund’s commitment fee and interest expense were $8,602 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$50,101,595	$217,676,406	$245,631,043	$10,101	$(9,342)	$22,147,717

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$220,096	$—

35

Notes to Financial Statements (unaudited) – continued

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

36

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

38

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2020

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2020

*	Print name and title of each signing officer under his or her signature.